UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Kevin LeBlanc, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 646-650-3914

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMIANNUAL REPORT

April 30, 2014 (Unaudited)

 TD Asset Management USA Funds Inc.

 TDAM Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

 TDAM U.S. Government Portfolio

–	Investor Class
–	Class A

 TDAM Municipal Portfolio

–	Investor Class
–	Class A

 TDAM California Municipal Money Market Portfolio

–	Investor Class
–	Class A

 TDAM New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B.M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.

EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

The first half of fiscal 2014 (October 31, 2013 to April 30, 2014) was positive for financial assets, and both fixed income and equities advanced. Domestically, fixed income rose modestly, with the Barclays U.S. Aggregate Bond Index rising 1.7% as both Treasuries and corporate bonds generated positive returns. Equity returns were stronger, with the S&P 500 Index gaining 8.4% over the six months. The performance of the U.S. dollar was mixed against a basket of foreign currencies, rising against the Japanese yen and Canadian dollar but declining against the British pound and euro.

Bonds declined at the beginning of the period as stronger economic data led to speculation that the U.S. Federal Reserve (the “Fed”) would soon begin reducing its $85 billion monthly asset purchase program. Bonds declined again in December following the Fed’s confirmation that it would begin reducing these purchases in January. However, once 2014 began, fixed income rose as weaker economic data at home and in China plus equity market volatility led a number of investors to seek the relative safety of bonds. Although data improved, the relative safety of bonds remained attractive to investors concerned with geopolitical unrest in Ukraine.

While the Fed has continued reducing its monthly asset purchase program (May’s purchases will be $45 billion), it has pledged to stay accommodative to encourage further economic growth. For example, during the first half of the fiscal year the Fed held rates in the zero to 0.25% range and noted that it may keep rates in this range for a “considerable time” following the end of its asset purchase program. With this backdrop, bond yields remain low. Corporate bonds continued to offer a yield advantage over government bonds, which led them to outperform governments over the period.

Economic Update

During the first half of the fiscal year, the U.S. economy grew. Real GDP rose 2.6% in the fourth quarter of 2013. The advance estimate showed that growth continued in the first quarter of 2014, but at a much more modest pace of 0.1% as gains were restrained by unusually harsh winter weather conditions. The employment situation improved over the reporting period, with the unemployment rate dropping from 7.3% in October to 6.3% in April. Inflation is subdued as figures remain below the Fed’s target of 2%. In March, headline inflation was up 1.5% year over year, and core inflation was up 1.7% year over year.

Looking Ahead

As the second half of the fiscal year gets underway, high levels of debt across developed economies are still restraining economic growth, which is slow, particularly relative to previous recoveries. However, within this context of slow growth, data in the U.S. and Europe has been improving, and we expect this trend to continue. 2014 may be the first year since the financial crisis in which we witness synchronized growth among developed economies.

We are mindful of macro economic factors, including slow global economic growth, elevated sovereign debt levels, and inflationary/disinflationary pressures. Economic improvements domestically and continuing high levels of central bank liquidity globally have helped to reduce the probability of extreme outcomes over the past months, and we anticipate that global central banks will maintain their accommodative stances for some time to come. As always, we will monitor and evaluate risks and rewards around the globe and assess conditions with the objectives and best interests of our clients in mind.

We thank you for your business, and we look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 9, 2014

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade, Inc. Institutional at 800-431-3500 or TD Ameritrade, Inc. Client Services at 800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2013 through April 30, 2014).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratios 11/1/13 to 4/30/14	Expenses Paid During Period* 11/1/13 to 4/30/14
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.00	0.11%	$0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.25	0.11	0.55
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.25	0.11	0.55
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.25	0.11	0.55
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.25	0.11	0.55
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.50	0.06	0.30
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.00	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.50	0.06	0.30
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.07	0.35
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.00	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.07	0.35
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.55	0.05	0.25
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.55	0.05	0.25
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.55	0.05	0.25
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.05	0.25
Hypothetical (5% Return before expenses)	1,000.00	1,024.55	0.05	0.25
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 181/365 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/2014 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/2014 (Unaudited) (Continued)

****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2014 maximum federal tax rate of 39.6% for the Municipal Portfolio, 51.9% federal and state for the California Municipal Money Market Portfolio, and 48.4% federal and state for the New York Municipal Money Market Portfolio.

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements (Note 2)	$2,636,864,005	$982,859,757	$850,758,582	$360,363,831	$175,345,000
Investments in securities, at value	$2,543,446,005	$661,977,757	$850,758,582	$360,363,831	$175,345,000
Repurchase agreements, at value (Note 2)	93,418,000	320,882,000	—	—	—
TOTAL INVESTMENTS	2,636,864,005	982,859,757	850,758,582	360,363,831	175,345,000
Cash	910	273	78,354	31,880	79,371
Receivable for capital shares sold	74,155,180	12,774,050	10,120,943	5,791,220	2,064,008
Interest receivable	4,023,394	242,518	421,178	28,058	16,184
Receivable for investment securities sold	—	—	—	3,000,000	—
Due from Investment Manager and its affiliates (Note 3)	—	—	—	—	5,037
Prepaid expenses	455,012	68,435	83,253	42,131	35,351
TOTAL ASSETS	2,715,498,501	995,945,033	861,462,310	369,257,120	177,544,951
LIABILITIES
Payable for capital shares redeemed	43,494,380	14,605,502	9,880,114	3,951,094	4,861,479
Payable for securities purchased	24,995,486	—	—	—	—
Payable to Investment Manager and its affiliates (Note 3)	146,754	10,994	24,818	4,250	—
Dividends payable to shareholders	1,062	167	314	127	62
Other accrued expenses	382,568	127,774	125,272	64,473	48,696
TOTAL LIABILITIES	69,020,250	14,744,437	10,030,518	4,019,944	4,910,237
NET ASSETS	$2,646,478,251	$981,200,596	$851,431,792	$365,237,176	$172,634,714
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock 31 billion, 12 billion, 8 billion, 7 billion and 4 billion shares authorized, respectively)	$2,646,453,333	$981,174,491	$851,431,535	$365,241,777	$172,671,539
Undistributed (distributions in excess of) net investment income	25,363	30,741	257	(459)	(1,244)
Accumulated net realized losses from security transactions	(445)	(4,636)	—	(4,142)	(35,581)
Net assets, at value	$2,646,478,251	$981,200,596	$851,431,792	$365,237,176	$172,634,714
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($617,958,694 ÷ 617,975,088 shares)	($697,150,948 ÷ 697,137,970 shares)	($408,877,669 ÷ 408,899,628 shares)	($159,455,166 ÷ 159,451,245 shares)	($100,148,392 ÷ 100,181,560 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($103,247,433 ÷ 103,255,238 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($1,431,256,726 ÷ 1,431,206,279 shares)	($284,049,648 ÷ 284,037,146 shares)	($442,554,123 ÷ 442,532,408 shares)	($205,782,010 ÷ 205,790,532 shares)	($72,486,322 ÷ 72,509,558 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($494,015,398 ÷ 494,016,727 shares)

Please see accompanying notes to financial statements

Statements of Operations

For the Six-Month Period Ended April 30, 2014 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$1,615,085	$339,142	$351,815	$112,781	$57,167
EXPENSES
Distribution fees (Note 3)	6,112,126	2,326,121	2,229,911	950,855	432,161
Shareholder servicing fees (Note 3)	2,677,483	1,229,006	1,132,900	479,615	223,496
Transfer agent fees (Note 3)	1,286,294	491,599	453,156	191,845	89,398
Investment management fees (Note 3)	1,198,700	491,212	453,156	191,845	89,398
Directors' fees (Note 4)	7,310	7,310	7,310	7,310	7,310
Registration fees	264,870	44,870	64,485	26,322	27,183
Shareholder reports and mailing	192,480	78,387	33,980	15,233	10,254
Professional fees	93,665	44,021	41,642	25,599	21,883
Custody fees	48,345	20,560	32,543	16,179	12,673
Other expenses	71,903	28,657	45,373	20,419	12,688
TOTAL EXPENSES	11,953,176	4,761,743	4,494,456	1,925,222	926,444
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(10,469,330)	(4,471,760)	(4,187,956)	(1,831,626)	(878,220)
NET EXPENSES	1,483,846	289,983	306,500	93,596	48,224
NET INVESTMENT INCOME	131,239	49,159	45,315	19,185	8,943
NET REALIZED GAINS (LOSSES) FROM INVESTMENTS TRANSACTIONS	7,857	(1,280)	—	656	420
NET INCREASE IN NET ASSETS FROM OPERATIONS	$139,096	$47,879	$45,315	$19,841	$9,363

Please see accompanying notes to financial statements

Statements of Changes in Net Assets

	TDAM Money Market Portfolio		TDAM U.S. Government Portfolio		TDAM Municipal Portfolio
	Six-Month Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six-Month Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six-Month Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS:
Net investment income	$131,239	$271,581	$49,159	$96,590	$45,315	$90,980
Net realized gains (losses) from investment transactions	7,857	(8,306)	(1,280)	(335)	—	—
Net increase in net assets from operations	139,096	263,275	47,879	96,255	45,315	90,980
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(32,296)	(73,694)	(34,921)	(66,735)	(21,481)	(42,220)
Premium Class	(5,221)	(12,137)	—	—	—	—
Class A	(68,766)	(133,351)	(14,238)	(29,855)	(23,835)	(48,760)
Select Class	(24,956)	(52,399)	—	—	—	—
From net realized gains
Investor Class	—	(4,735)	—	—	—	—
Premium Class	—	(796)	—	—	—	—
Class A	—	(7,625)	—	—	—	—
Select Class	—	(3,247)	—	—	—	—
Total dividends and distributions to shareholders	(131,239)	(287,984)	(49,159)	(96,590)	(45,316)	(90,980)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	766,571,241	1,859,856,375	2,346,599,361	3,994,657,643	510,718,838	1,059,723,665
Shares issued in reinvestment of dividends	29,087	67,451	33,814	65,428	20,808	40,524
Payments for shares redeemed	(823,290,786)	(1,949,248,010)	(2,319,417,026)	(3,896,531,637)	(534,855,425)	(1,035,324,352)
Net increase (decrease) in net assets from Investor Class shares	(56,690,458)	(89,324,184)	27,216,149	98,191,434	(24,115,779)	24,439,837
Premium Class:
Proceeds from shares sold	28,283,028	53,136,160	—	—	—	—
Shares issued in reinvestment of dividends	4,324	10,755	—	—	—	—
Payments for shares redeemed	(30,986,078)	(78,329,729)	—	—	—	—
Net decrease in net assets from Premium Class shares	(2,698,726)	(25,182,814)	—	—	—	—
Class A:
Proceeds from shares sold	3,047,310,301	5,798,259,820	627,567,459	1,411,653,477	964,310,931	1,853,667,465
Shares issued in reinvestment of dividends	67,400	130,719	13,913	29,034	22,807	46,694
Payments for shares redeemed	(3,023,215,781)	(5,671,758,702)	(640,844,875)	(1,401,840,711)	(1,020,108,618)	(1,782,217,371)
Net increase (decrease) in net assets from Class A shares	24,161,920	126,631,837	(13,263,503)	9,841,800	(55,774,880)	71,496,788
Select Class:
Proceeds from shares sold	855,421,335	1,860,130,764	—	—	—	—
Shares issued in reinvestment of dividends	24,237	50,800	—	—	—	—
Payments for shares redeemed	(878,654,313)	(1,863,725,052)	—	—	—	—
Net decrease in net assets from Select Class shares	(23,208,741)	(3,543,488)	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(58,436,005)	8,581,351	13,952,646	108,033,234	(79,890,659)	95,936,625
TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,428,148)	8,556,642	13,951,366	108,032,899	(79,890,660)	95,936,625
NET ASSETS:
Beginning of period	2,704,906,399	2,696,349,757	967,249,230	859,216,331	931,322,452	835,385,827
End of period	$2,646,478,251	$2,704,906,399	$981,200,596	$967,249,230	$851,431,792	$931,322,452
Undistributed (distributions in excess of) net investment income, end of period	$25,363	$25,363	$30,741	$30,371	$257	$258

Please see accompanying notes to financial statements

Statements of Changes in Net Assets

	TDAM California Municipal Money Market Portfolio		TDAM New York Municipal Money Market Portfolio
	Six-Month Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six-Month Period Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
OPERATIONS:
Net investment income	$19,185	$35,167	$8,943	$18,635
Net realized gains from investment transactions	656	1,866	420	1,119
Net increase in net assets from operations	19,841	37,033	9,363	19,754
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(8,240)	(16,751)	(5,208)	(10,580)
Class A	(10,945)	(18,416)	(3,735)	(8,055)
Total dividends and distributions to shareholders	(19,185)	(35,167)	(8,943)	(18,635)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	167,826,645	363,609,037	185,243,811	363,839,623
Shares issued in reinvestment of dividends	8,057	16,262	4,923	10,007
Payments for shares redeemed	(178,301,670)	(356,675,262)	(185,162,957)	(359,138,849)
Net increase (decrease) in net assets from Investor Class shares	(10,466,968)	6,950,037	85,777	4,710,781
Class A:
Proceeds from shares sold	695,422,919	978,590,725	185,446,428	369,828,985
Shares issued in reinvestment of dividends	10,419	17,681	3,575	7,802
Payments for shares redeemed	(678,626,847)	(944,657,613)	(188,595,484)	(389,754,148)
Net increase (decrease) in net assets from Class A shares	16,806,491	33,950,793	(3,145,481)	(19,917,361)
Net increase (decrease) in net assets from capital share transactions	6,339,523	40,900,830	(3,059,704)	(15,206,580)
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,340,179	40,902,696	(3,059,284)	(15,205,461)
NET ASSETS:
Beginning of period	358,896,997	317,994,301	175,693,998	190,899,459
End of period	$365,237,176	$358,896,997	$172,634,714	$175,693,998
Undistributed (distributions in excess of) net investment income, end of period	$(459)	$(459)	$(1,244)	$(1,244)

Please see accompanying notes to financial statements

Financial Highlights

For the six-month period ended April 30, 2014 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Periods

	Investor Class
	2014ˆ		2013		2012		2011		2010	2009
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.002
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*	1.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.002
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.005%		0.01%		0.01%		0.03%		0.05%	0.24%
Net assets end of period (000)	$617,959		$674,647		$763,979		$865,149		$2,380,748	$3,406,167
Ratio of net expenses to average net assets	0.11	%‡	0.15%		0.25%		0.20%		0.24%	0.65%
Ratio of total expenses to average net assets	0.94	%‡	0.95%		0.97%		0.92%		0.94%	0.99%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.03%		0.05%	0.29%

	Premium Class
	2014ˆ		2013		2012		2011		2010	2009
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.003
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.003
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000)*	(0.003)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.005%		0.01%		0.01%		0.03%		0.05%	0.32%
Net assets end of period (000)	$103,247		$105,946		$131,130		$183,634		$272,820	$432,395
Ratio of net expenses to average net assets	0.11	%‡	0.15%		0.25%		0.20%		0.24%	0.55%
Ratio of total expenses to average net assets	0.61	%‡	0.61%		0.63%		0.58%		0.61%	0.66%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.03%		0.05%	0.39%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2014.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements

Financial Highlights (continued)

	Class A
	2014ˆ		2013		2012		2011		2010	2009
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.002
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.002
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.005%		0.01%		0.01%		0.03%		0.05%	0.22%
Net assets end of period (000)	$1,431,257		$1,407,090		$1,280,470		$1,158,756		$2,038,349	$2,829,856
Ratio of net expenses to average net assets	0.11	%‡	0.15%		0.25%		0.20%		0.24%	0.67%
Ratio of total expenses to average net assets	1.02	%‡	1.03%		1.05%		1.00%		1.02%	1.07%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.03%		0.05%	0.27%

	Select Class
	2014ˆ		2013		2012		2011		2010	2009
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.003
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.003
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*
Total dividends and distributions	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.005%		0.01%		0.01%		0.03%		0.05%	0.32%
Net assets end of period (000)	$494,015		$517,223		$520,771		$638,736		$1,343,207	$1,737,197
Ratio of net expenses to average net assets	0.11	%‡	0.15%		0.25%		0.20%		0.24%	0.55%
Ratio of total expenses to average net assets	0.62	%‡	0.63%		0.65%		0.60%		0.62%	0.67%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.03%		0.05%	0.37%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2014.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements

Financial Highlights (continued)

	Investor Class
	2014ˆ		2013		2012		2011		2010		2009
TDAM U.S. Government Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	0.000	*	0.000	*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Distributions from net realized gains	—		—		(0.000	)*	—		(0.000	)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.02%		0.03%		0.18%
Net assets end of period (000)	$697,151		$669,935		$571,744		$563,640		$812,061		$1,301,583
Ratio of net expenses to average net assets	0.06	%‡	0.09%		0.13%		0.14%		0.18%		0.40%
Ratio of total expenses to average net assets	0.95	%‡	0.95%		0.95%		0.92%		0.95%		0.97%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.02%		0.03%		0.22%

	Class A
	2014ˆ		2013		2012		2011		2010		2009
TDAM U.S. Government Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	(0.000	)*	0.000	*	0.000	*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Distributions from net realized gains	—		—		(0.000	)*	—		(0.000	)*	(0.000)*
Total dividends and distributions	(0.000)		0.000		(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.02%		0.03%		0.16%
Net assets end of period (000)	$284,050		$297,314		$287,472		$379,142		$617,696		$1,448,840
Ratio of net expenses to average net assets	0.06	%‡	0.09%		0.13%		0.14%		0.18%		0.41%
Ratio of total expenses to average net assets	1.03	%‡	1.03%		1.03%		1.00%		1.03%		1.05%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.02%		0.03%		0.19%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2014.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements

Financial Highlights (continued)

	Investor Class
	2014ˆ		2013		2012		2011		2010		2009
TDAM Municipal Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	—		—		—		0.000	*	0.000	*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		(0.000	)*	—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.02%		0.04%		0.14%
Net assets end of period (000)	$408,878		$432,993		$408,554		$407,688		$461,176		$513,920
Ratio of net expenses to average net assets	0.07	%‡	0.12%		0.17%		0.22%		0.29%		0.54%
Ratio of total expenses to average net assets	0.95	%‡	0.95%		0.95%		0.94%		0.98%		1.02%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.02%		0.03%		0.14%

	Class A
	2014ˆ		2013		2012		2011		2010		2009
TDAM Municipal Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	—		—		—		0.000	*	0.000	*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		(0.000	)*	—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.02%		0.04%		0.11%
Net assets end of period (000)	$442,554		$498,329		$426,832		$412,960		$319,332		$305,829
Ratio of net expenses to average net assets	0.07	%‡	0.11%		0.17%		0.22%		0.29%		0.58%
Ratio of total expenses to average net assets	1.03	%‡	1.03%		1.03%		1.02%		1.06%		1.10%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.02%		0.03%		0.13%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2014.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements

Financial Highlights (continued)

	Investor Class
	2014ˆ		2013		2012		2011		2010		2009
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	—		(0.000	)*	—
Total from operations	(0.000	)*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.02%		0.03%		0.08%
Net assets end of period (000)	$159,455		$169,922		$162,971		$154,950		$171,433		$186,565
Ratio of net expenses to average net assets	0.05	%‡	0.11%		0.16%		0.18%		0.22%		0.43%
Ratio of total expenses to average net assets	0.96	%‡	0.97%		0.98%		0.98%		0.99%		1.03%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.02%		0.03%		0.08%

	Class A
	2014ˆ		2013		2012		2011		2010		2009
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	—		(0.000	)*	—
Total from operations	(0.000	)*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.02%		0.03%		0.06%
Net assets end of period (000)	$205,782		$188,975		$155,023		$157,317		$102,786		$104,865
Ratio of net expenses to average net assets	0.05	%‡	0.10%		0.16%		0.18%		0.22%		0.44%
Ratio of total expenses to average net assets	1.04	%‡	1.05%		1.06%		1.05%		1.07%		1.11%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.02%		0.03%		0.06%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2014.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements

Financial Highlights (concluded)

	Investor Class
	2014ˆ		2013		2012		2011		2010		2009
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	—
Total from operations	0.000	*	0.000	*	(0.000	)*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.02%		0.03%		0.07%
Net assets end of period (000)	$100,148		$100,062		$95,351		$92,206		$92,234		$100,830
Ratio of net expenses to average net assets	0.05	%‡	0.10%		0.14%		0.17%		0.23%		0.48%
Ratio of total expenses to average net assets	1.00	%‡	1.01%		1.02%		1.03%		1.05%		1.12%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.02%		0.03%		0.07%

	Class A
	2014ˆ		2013		2012		2011		2010		2009
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	—
Total from operations	0.000	*	0.000	*	(0.000	)*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.02%		0.03%		0.05%
Net assets end of period (000)	$72,486		$75,632		$95,548		$55,846		$56,814		$59,795
Ratio of net expenses to average net assets	0.05	%‡	0.11%		0.14%		0.17%		0.23%		0.51%
Ratio of total expenses to average net assets	1.08	%‡	1.09%		1.10%		1.11%		1.13%		1.19%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.02%		0.03%		0.04%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2014.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-one series. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Portfolios is computed by dividing the total current value of the assets of a Portfolio, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Portfolio’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (Unaudited)

active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2014, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2014, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2014, there were no earnings credits.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (Unaudited)

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc. (the “Investment Manager”), a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets of each such Portfolio over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”).

These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

TDAM USA Inc. (the “Administrator”) has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (Unaudited)

For the six-month period ended April 30, 2014, the Investment Manager and its affiliates earned, waived and/or reimbursed certain fees and assumed certain expenses as follows:

	Investment Management Fees	Investment Management Fees Waived	Distribution Fees	Distribution Fees Waived/ Reimbursed	Shareholder Service Fees	Shareholder Service Fees Waived/ Reimbursed	Transfer Agent Fees	Transfer Agent Fees Waived
Money Market Portfolio	$1,198,700	$393,427	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$1,453,312	$1,453,312	$807,392	$807,392	$322,954	$322,954
Premium Class	N/A	N/A	823,557	823,557	124,785	124,785	249,560	249,560
Class A	N/A	N/A	190,554	190,554	26,104	26,104	26,104	26,104
Select Class	N/A	N/A	3,644,703	3,644,703	1,719,202	1,719,202	687,676	687,676
U.S. Government Portfolio	491,212	425,034	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	1,571,515	1,571,515	873,059	873,059	491,599	491,599
Class A	N/A	N/A	754,606	754,606	355,947	355,947	—	—
Municipal Portfolio	453,156	371,989	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	966,608	966,608	537,002	537,002	453,156	453,156
Class A	N/A	N/A	1,263,303	1,263,303	595,898	595,898	—	—
California Portfolio	191,845	209,311	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	370,863	370,863	206,034	206,034	191,845	191,845
Class A	N/A	N/A	579,992	579,992	273,581	273,581	—	—
New York Portfolio	89,398	133,165	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	234,291	234,291	130,161	130,161	89,398	89,398
Class A	N/A	N/A	197,870	197,870	93,335	93,335	—	—

All fees are earned, waived and reimbursed at the Class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (Unaudited)

As of April 30, 2014, the breakout of the Payable to Investment Manager and its affiliates and the reductions of the amounts Due from the Investment Manager and its affiliates from waivers on the Statements of Assets and Liabilities for each Portfolio are as follows:

	Investment Management Fees Payable	Due from Investment Manager	Distribution Fees Payable	Due from Distributor	Shareholder Service Fees Payable	Due from Shareholder Service Agent	Transfer Agent Fees Payable	Due from Transfer Agent
Money Market Portfolio	$197,619	$50,865	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	$230,595	$230,595	$128,041	$128,041	$51,216	$51,216
Premium Class	N/A	N/A	135,336	135,336	20,505	20,505	41,008	41,008
Class A	N/A	N/A	31,593	31,593	4,327	4,327	4,327	4,327
Select Class	N/A	N/A	611,216	611,216	288,307	288,307	115,322	115,322
U.S. Government Portfolio	82,103	71,109	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	270,830	270,830	146,572	146,572	82,167	82,167
Class A	N/A	N/A	123,013	123,013	58,847	58,847	—	—
Municipal Portfolio	72,475	47,657	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	158,789	158,789	88,208	88,208	74,068	74,068
Class A	N/A	N/A	197,123	197,123	92,982	92,982	—	—
California Portfolio	30,880	26,630	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	59,605	59,605	33,043	33,043	30,880	30,880
Class A	N/A	N/A	93,673	93,673	44,158	44,158	—	—
New York Portfolio	14,674	19,711	N/A	N/A	N/A	N/A	N/A	N/A
Investor Class	N/A	N/A	38,747	38,747	21,513	21,513	14,674	14,674
Class A	N/A	N/A	32,142	32,142	15,172	15,172	—	—

Note 4 — Directors’ Fees

Prior to April 1, 2014, each Director who was not an “interested person” as defined in the Act, who served on the Board of Directors of the Company received, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;
2.	a meeting fee of $5,000 for each meeting attended in person;
3.	a meeting fee of $2,500 for each meeting attended by telephone;
4.	for committee meetings, other than audit committee meetings, taking place on days when there was no meeting of the full Board, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there was no meeting of the full Board, an audit committee meeting fee of $2,500 for each such meeting attended;
7.	retainer for the Chairman was $10,000 annually, payable quarterly; and
8.	retainer for Audit Committee Chair was $5,000 annually, payable quarterly.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (Unaudited)

As of April 1, 2014, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $65,000, payable quarterly;
2.	a meeting fee of $6,000 for each meeting attended in person;
3.	a meeting fee of $3,500 for each meeting attended by telephone;
4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board, a committee meeting fee of $3,500 for each such meeting attended;
5.	a meeting fee of $6,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there is no meeting of the full Board, an audit committee meeting fee of $3,500 for each such meeting attended;
7.	retainer for the Chairman is $20,000 annually, payable quarterly; and
8.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Portfolio Risks

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (Unaudited)

Management evaluates tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period.

However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to the tax character of distributions or non-deductible excise tax. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2013:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Money Market Portfolio	$—	$(2,237)	$2,237
U.S. Government Portfolio	(363)	363	—

These reclassifications have no impact on net assets or net asset value per share.

The tax character of distributions declared to shareholders during the fiscal year ended October 31, 2013, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2013	$—	$287,984	$—	$287,984
U.S. Government Portfolio	2013	—	96,590	—	96,590
Municipal Portfolio	2013	90,980	—	—	90,980
California Portfolio	2013	34,263	904	—	35,167
New York Portfolio	2013	17,937	698	—	18,635

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances as of and for the period ended April 30, 2014 have not been determined as of the date of this report.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (Unaudited)

As of October 31, 2013, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$48,820	$—	$(8,306)	$(23,453)	$17,061
U.S. Government Portfolio	39,459	—	(3,356)	(8,718)	27,385
Municipal Portfolio	—	8,214	—	(7,956)	258
California Portfolio	—	2,731	(4,797)	(3,191)	(5,257)
New York Portfolio	—	291	(36,000)	(1,536)	(37,245)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2013, the breakdown of capital loss carryforwards was as follows:

	Expiring October 31,
	2016	2018	2019	Total
California Portfolio	$4,716	$81	$—	$4,797
New York Portfolio	—	148	439	587

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss*
Money Market Portfolio	$8,306
U.S. Government Portfolio	3,356
New York Portfolio	35,413

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended October 31, 2013, the California Portfolio utilized $1,867 of capital loss carryforwards to offset capital gains.

As of April 30, 2014, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 35.3%
BANKS — 6.4%
Caisse Centrale Desjardins
0.13%, 5/28/14 (A) (B)	$24,000,000	$23,997,660
0.12%, 5/29/14 (A) (B)	24,000,000	23,997,760
0.16%, 6/13/14 (A) (B)	27,000,000	26,994,840
Commonwealth Bank of Australia
0.25%, 6/6/14 (A) (B)	33,000,000	33,003,797
0.51%, 7/10/14 (A) (B)	25,000,000	24,992,708
Westpac Banking
0.26%, 7/9/14 (A) (B)	37,000,000	37,008,467
		169,995,232
DOMESTIC/FOREIGN BANK SUPPORTED — 2.0%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.10%, 5/14/14 (A) (B)	19,000,000	18,999,314
0.17%, 6/19/14 (A) (B)	10,000,000	9,997,686
0.16%, 8/20/14 (A) (B)	24,000,000	23,988,160
		52,985,160
INDUSTRIAL & OTHER COMMERCIAL PAPER — 26.9%
Board of Trustees of The Leland Stanford Junior University
0.08%, 5/14/14 (A)	11,000,000	10,999,682
0.08%, 5/15/14 (A)	47,000,000	46,998,538
0.09%, 5/28/14 (A)	25,000,000	24,998,313
CDP Financial
0.15%, 6/18/14 (A)	25,000,000	24,995,000
0.16%, 7/17/14 (A)	25,000,000	24,991,444
Dean Health Systems
0.13%, 5/15/14 (A)	41,000,000	40,997,927
Merck
0.07%, 5/29/14 (A) (B)	30,000,000	29,998,367
National Australia Funding Delaware
0.16%, 5/5/14 (A) (B)	25,000,000	24,999,569
0.19%, 5/20/14 (A) (B)	25,000,000	24,997,559
Old Line Funding
0.20%, 6/30/14 (A) (B)	21,000,000	20,993,000
Old Line Funding LLC
0.20%, 6/20/14 (A) (B)	25,000,000	24,995,486
President and Fellows of Harvard College
0.07%, 5/19/14 (A)	23,439,000	23,438,180
Procter & Gamble
0.10%, 5/6/14 (A) (B)	25,000,000	24,999,653
0.10%, 6/3/14 (A) (B)	25,000,000	24,997,708

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Procter & Gamble Co.
0.10%, 6/2/14 (A) (B)	$20,000,000	$19,998,222
Province of Quebec Canada
0.10%, 7/9/14 (A) (B)	23,000,000	22,995,592
PSP Capital
0.08%, 5/30/14 (A) (B)	22,000,000	21,998,582
0.13%, 6/20/14 (A) (B)	17,000,000	16,996,931
0.13%, 7/2/14 (A) (B)	14,000,000	13,996,866
0.17%, 10/16/14 (A) (B)	32,000,000	31,974,613
Stanford University
3.63%, 5/1/14 (A)	1,470,000	1,470,000
Trinity Health
0.12%, 6/2/14 (A)	30,000,000	29,996,800
0.12%, 6/10/14 (A)	18,500,000	18,497,533
0.12%, 6/19/14 (A)	19,000,000	18,996,897
University of California
0.13%, 5/7/14 (A)	25,000,000	24,999,458
0.13%, 5/8/14 (A)	25,000,000	24,999,368
0.10%, 6/5/14 (A)	41,200,000	41,195,994
Yale University
0.10%, 6/17/14 (A)	17,000,000	16,997,781
0.10%, 6/18/14 (A)	32,750,000	32,745,633
		711,260,696
TOTAL COMMERCIAL PAPER		934,241,088
MUNICIPAL OBLIGATIONS — 32.8%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 5/1/14 (C) (D)	1,900,000	1,900,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.08%, 5/1/14 (D)	9,000,000	9,000,000
Board of Tustees of Michigan State University, TECP
0.10%, 5/12/14	28,000,000	28,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.08%, 5/1/14 (D)	37,000,000	37,000,000
California State, EFA, TECP
0.09%, 5/7/14	13,273,000	13,273,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/7/14 (D)	27,100,000	27,100,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — (continued)
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.09%, 5/7/14 (C) (D)	$2,800,000	$2,800,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/7/14 (D)	100,000	100,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.07%, 5/1/14 (D)	15,500,000	15,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 5/1/14 (D)	11,500,000	11,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 5/1/14 (D)	40,800,000	40,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 5/1/14 (D)	26,200,000	26,200,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 5/1/14 (D)	2,500,000	2,500,000
California State, TECP
0.08%, 6/3/14	12,042,000	12,042,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.11%, 5/1/14 (C) (D)	3,030,000	3,030,000
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.07%, 5/1/14 (D)	14,000,000	14,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 5/1/14 (D)	$3,000,000	$3,000,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.09%, 5/1/14 (D)	23,900,000	23,900,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.04%, 5/1/14 (D)	10,950,000	10,950,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.09%, 5/1/14 (D)	50,880,000	50,880,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (D)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/1/14 (D)	3,350,000	3,350,000
Harris County, IDC, Exxon Project, AMT, RB
0.08%, 5/1/14 (D)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.12%, 5/7/14 (C) (D)	4,145,000	4,145,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 5/2/14 (D)	3,800,000	3,800,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.11%, 5/7/14 (D)	3,000,000	3,000,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.09%, 5/7/14 (D)	1,250,000	1,250,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — (continued)
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 5/1/14 (D)	$1,749,000	$1,749,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.05%, 5/1/14 (D)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.05%, 5/1/14 (D)	8,700,000	8,700,000
Los Angeles Municipal Improvement, TECP
0.14%, 5/6/14	4,000,000	4,000,000
Los Angeles Municipal Improvement, TECP, (LOC: U.S. Bank N.A.)
0.14%, 5/6/14	2,500,000	2,500,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.08%, 5/1/14 (D)	15,000,000	15,000,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.11%, 5/1/14 (D)	17,000,000	17,000,000
Missouri State, HEFA, Health Care Project, Ser E, RB, (LOC: PNC Bank N.A.)
0.06%, 5/1/14 (D)	10,100,000	10,100,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.09%, 5/1/14 (D)	3,000,000	3,000,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/7/14 (D)	14,000,000	14,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 5/1/14 (D)	35,790,000	35,790,000
NYC, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 5/7/14 (D)	2,300,000	2,300,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.05%, 5/1/14 (D)	$46,800,000	$46,800,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.06%, 5/1/14 (D)	15,760,000	15,760,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.06%, 5/1/14 (D)	10,000,000	10,000,000
NYC, Water & Sewer System, Ser B-1, (LOC: U.S. Bank N.A.)
0.06%, 5/1/14 (D)	1,500,000	1,500,000
NYC, Water & Sewer System, Ser B-3, RB
0.06%, 5/1/14 (D)	17,450,000	17,450,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.10%, 5/7/14 (D)	12,000,000	12,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 5/7/14 (C) (D)	2,000,000	2,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.09%, 5/7/14 (C) (D)	2,800,000	2,800,000
NYS, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (D)	5,000,000	5,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 5/7/14 (D)	33,000,000	33,000,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.09%, 5/7/14 (C) (D)	2,600,000	2,600,000
Princeton University, TECP
0.11%, 5/7/14	9,000,000	9,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — (continued)
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.18%, 5/7/14 (D)	$16,000,000	$16,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/7/14 (D)	11,500,000	11,500,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.07%, 5/7/14 (D)	28,200,000	28,200,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.09%, 5/1/14 (D)	3,300,000	3,300,000
University of California, Ser Z-1, RB
0.11%, 5/1/14 (D)	10,000,000	10,000,000
University of California, Ser Z-2, RB
0.08%, 5/1/14 (D)	9,000,000	9,000,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.06%, 5/1/14 (D)	29,200,000	29,200,000
University of Texas Permanent Fund, TECP
0.13%, 5/19/14	16,000,000	16,000,000
University of Texas System, Ser B, RB
0.07%, 5/1/14 (D)	45,000,000	45,000,000
University of Texas, University Funding System, TECP
0.07%, 5/5/14	23,000,000	23,000,000
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.08%, 5/16/14	18,000,000	18,000,000
0.08%, 6/4/14	12,000,000	12,000,000
TOTAL MUNICIPAL OBLIGATIONS		867,069,000
CORPORATE OBLIGATIONS — 13.3%
BANKS — 5.9%
Bank of New York Mellon MTN
4.30%, 5/15/14	21,886,000	21,920,137
Bank of Nova Scotia
1.85%, 1/12/15	15,600,000	15,769,555
3.40%, 1/22/15	21,000,000	21,473,269

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Canadian Imperial Bank
1.50%, 12/12/14 (B)	$25,000,000	$25,187,501
Commonwealth Bank of Australia MTN
3.75%, 10/15/14 (B)	5,999,000	6,095,882
Inter-American Development Bank
0.68%, 5/20/14 (E)	13,000,000	13,003,735
National Bank of Canada NY
0.30%, 6/18/14 (E)	48,000,000	48,011,826
US Bancorp MTN
4.20%, 5/15/14	6,100,000	6,109,386
		157,571,291
DOMESTIC/FOREIGN BANK SUPPORTED — 1.5%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.15%, 5/1/14 (E)	37,005,000	37,005,000
Lauren Co. LLC, Ser 2003 (LOC: Wells Fargo Bank, N.A.)
0.20%, 5/1/14 (E)	200,000	200,000
PCP Investors LLC (LOC: Wells Fargo Bank, N.A.)
0.15%, 5/1/14 (E)	1,300,000	1,300,000
		38,505,000
FINANCIALS — 5.7%
Bank of New York Mellon Corp. MTN
3.10%, 1/15/15	6,500,000	6,630,146
1.20%, 2/20/15	20,462,000	20,602,775
CDP Financial
3.00%, 11/25/14 (B)	11,650,000	11,830,386
General Electric Capital MTN
5.90%, 5/13/14	21,983,000	22,024,077
5.65%, 6/9/14	5,600,000	5,632,334
4.75%, 9/15/14	25,294,000	25,720,392
2.15%, 1/9/15	36,343,000	36,816,820
General Electric Capital Corp.
3.75%, 11/14/14	7,425,000	7,564,833
Procter & Gamble
3.50%, 2/15/15	14,125,000	14,486,478
		151,308,241
HEALTH CARE — 0.2%
Johnson & Johnson
1.20%, 5/15/14	4,250,000	4,251,722
TOTAL CORPORATE OBLIGATIONS		351,636,254

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CERTIFICATES OF DEPOSIT — 11.5%
Australia & New Zealand Banking Group NY
0.18%, 8/19/14	$25,000,000	$25,000,000
0.18%, 8/27/14	25,000,000	25,000,000
Bank of Montreal Chicago
0.21%, 5/1/14	25,000,000	25,000,000
0.16%, 5/14/14	25,000,000	25,000,000
0.19%, 10/23/14	24,000,000	24,000,000
Bank of Nova Scotia
0.19%, 5/8/14	20,000,000	20,000,000
0.28%, 11/6/14	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, NY
0.22%, 6/17/14	25,000,000	25,000,000
0.26%, 11/7/14	25,000,000	25,000,000
0.24%, 12/4/14	25,000,000	25,000,000
National Bank of Canada, NY
0.35%, 8/21/14	11,600,000	11,605,186
Royal Bank of Canada, NY
0.23%, 6/9/14	25,000,000	25,000,000
0.18%, 9/19/14	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		305,605,186
REGIONAL GOVERNMENT OBLIGATIONS — 3.2%
Province of Ontario Canada
4.10%, 6/16/14	51,750,000	52,005,822
0.95%, 5/26/15	25,000,000	25,186,004
Province of Quebec Canada
4.88%, 5/5/14	3,120,000	3,121,610
Royal Bank of Canada MTN
1.45%, 10/30/14	700,000	703,851
1.15%, 3/13/15	3,848,000	3,877,190
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		84,894,477
REPURCHASE AGREEMENTS — 3.5%
Counterparty: Bank of Montreal 0.03% dated 4/30/14, due 05/1/14 in the amount of $6,418,005, fully collateralized by U.S. Treasury Notes, par value $215,600 – $6,653,800 coupon range 1.38% – 3.13%, maturity range 1/15/20 – 2/15/42 value $6,546,455	6,418,000	6,418,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: Bank of Nova Scotia 0.05% dated 4/30/14, due 05/1/14 in the amount of $85,000,118, fully collateralized by U.S. Treasury Notes, par value $3,213,200 – $57,162,500 coupon range 0.13% – 4.63%, maturity range 7/31/14 – 2/15/40 value $86,700,132	$85,000,000	$85,000,000
Counterparty: RBC Capital Markets 0.02% dated 4/30/14, due 05/1/14 in the amount of $2,000,001, fully collateralized by a $1,443,600 U.S. Treasury Note, coupon 8.75%, maturity 8/15/20 value $2,040,091	2,000,000	2,000,000
TOTAL REPURCHASE AGREEMENTS		93,418,000
TOTAL INVESTMENTS (Cost $2,636,864,005) — 99.6%		2,636,864,005
OTHER ASSETS AND LIABILITIES, NET — 0.4%		9,614,246
NET ASSETS — 100.0%		$2,646,478,251
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2014, these securities amounted to $570,036,309 or 21.54% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2014. Date shown is the final maturity date.
(E)	Variable rate security. The rate shown is the current rate on April 30, 2014. Date shown represents the final maturity date.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

AMT  — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

DFA — Developmental Finance Authority

EFA — Education Facilities Authority

GO — General Obligation

GTY — Guarantee

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

MTN — Medium Term Note

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

SLA — Student Loan Authority

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 66.5%
FANNIE MAE — 1.0%
1.13%, 6/27/14 (A)	$6,975,000	$6,985,961
0.88%, 8/28/14 (A)	885,000	887,147
4.63%, 10/15/14 (A)	1,800,000	1,836,741
		9,709,849
FANNIE MAE, DISCOUNT NOTE — 12.9%
0.07%, 5/7/14 (A) (B)	40,000,000	39,999,533
0.06%, 5/21/14 (A) (B)	25,000,000	24,999,194
0.06%, 6/18/14 (A) (B)	25,000,000	24,998,000
0.08%, 8/25/14 (A) (B)	25,000,000	24,993,556
0.07%, 10/8/14 (A) (B)	12,500,000	12,496,389
		127,486,672
FEDERAL FARM CREDIT BANK — 15.5%
0.25%, 5/1/14	20,000,000	20,000,000
0.04%, 5/12/14	30,000,000	29,999,633
0.20%, 5/13/14	8,500,000	8,500,450
0.04%, 5/13/14	25,000,000	24,999,667
0.25%, 6/4/14	17,250,000	17,252,910
0.15%, 6/24/14	26,500,000	26,502,448
0.16%, 9/3/14	14,000,000	13,999,413
0.16%, 11/4/14	10,000,000	9,999,639
		151,254,160
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 3.3%
0.05%, 6/2/14 (B)	12,500,000	12,499,445
0.07%, 8/25/14 (B)	20,000,000	19,995,489
		32,494,934

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FEDERAL HOME LOAN BANK — 8.6%
0.13%, 7/25/14	$9,000,000	$9,000,695
0.10%, 8/6/14	40,000,000	39,998,852
0.25%, 1/16/15	30,000,000	30,029,347
0.13%, 4/14/15	5,000,000	4,999,455
		84,028,349
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 19.9%
0.10%, 5/2/14 (B)	20,000,000	19,999,944
0.10%, 5/9/14 (B)	25,000,000	24,999,472
0.06%, 5/12/14 (B)	25,000,000	24,999,542
0.12%, 5/28/14 (B)	45,000,000	44,996,119
0.06%, 6/27/14 (B)	25,000,000	24,997,625
0.05%, 7/23/14 (B)	30,000,000	29,996,542
0.09%, 9/24/14 (B)	25,000,000	24,991,129
		194,980,373
FREDDIE MAC — 1.5%
0.09%, 6/4/14 (A)	10,000,000	9,999,150
1.00%, 7/30/14 (A)	4,405,000	4,414,430
		14,413,580
FREDDIE MAC, DISCOUNT NOTE — 3.8%
0.09%, 5/6/14 (A) (B)	10,000,000	9,999,875
0.09%, 9/2/14 (A) (B)	20,000,000	19,994,144
0.07%, 9/16/14 (A)(B)	7,500,000	7,498,131
		37,492,150
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		651,860,067
U.S. TREASURY OBLIGATION — 1.0%
U.S. Treasury Note
2.13%, 11/30/14 (B)	10,000,000	10,117,690
TOTAL U.S. TREASURY OBLIGATION		10,117,690

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 32.7%
Counterparty: Bank of Montreal 0.03% dated 4/30/14, due 5/1/14 in the amount of $105,882,088, fully collateralized by U.S. Treasury Notes, par value $24,817,400 – $81,367,600 coupon range 0.25% – 2.25%, maturity range 1/31/15 – 7/31/15 value $107,999,734	$105,882,000	$105,882,000
Counterparty: Bank of Nova Scotia 0.05% dated 4/30/14, due 5/1/14 in the amount of $200,000,278, fully collateralized by U.S. Treasury Notes, par value $12,729,142 – $56,581,000 coupon range 0.38% – 3.75%, maturity range 6/15/15 – 9/27/32 value $204,000,284	200,000,000	200,000,000
Counterparty: RBC Capital Markets 0.02% dated 4/30/14, due 5/1/14 in the amount of $15,000,008, fully collateralized by U.S. Treasury Notes, par value $778,200 – $10,130,100 coupon range 1.63% – 8.75%, maturity range 1/15/15 – 8/15/20 value $15,300,120	15,000,000	15,000,000
TOTAL REPURCHASE AGREEMENTS		320,882,000
TOTAL INVESTMENTS (Cost $982,859,757) — 100.2%		982,859,757
OTHER ASSETS AND LIABILITIES, NET — (0.2)%		(1,659,161)
NET ASSETS — 100.0%		$981,200,596
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 94.9%
ALABAMA — 0.6%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.23%, 5/1/14 (A)	$4,650,000	$4,650,000
ARIZONA — 1.5%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 5/1/14 (A)	12,870,000	12,870,000
CALIFORNIA — 5.8%
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.08%, 5/1/14 (A)	2,700,000	2,700,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.10%, 5/7/14 (A)	600,000	600,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.09%, 5/7/14 (A) (B)	1,805,000	1,805,000
California State, Infrastructure & Economic Development Bank, RB
0.11%, 5/1/14 (A)	7,200,000	7,200,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.10%, 5/1/14 (A)	7,900,000	7,900,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 5/7/14 (A)	7,100,000	7,100,000
University of California, Ser AL-2, RB
0.10%, 5/1/14 (A)	23,000,000	23,000,000
		50,305,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COLORADO — 0.3%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.20%, 5/1/14 (A)	$945,000	$945,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.15%, 5/1/14 (A)	1,900,000	1,900,000
		2,845,000
CONNECTICUT — 1.0%
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.09%, 5/1/14 (A)	8,690,000	8,690,000
FLORIDA — 1.1%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.12%, 5/7/14 (A) (B)	6,810,000	6,810,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.12%, 5/7/14 (A) (B)	2,100,000	2,100,000
		8,910,000
GEORGIA — 7.9%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 5/1/14 (A)	3,800,000	3,800,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.10%, 5/1/14 (A)	19,900,000	19,900,000
Metro Atlanta Rapid Transit, TECP
0.07%, 5/15/14	12,500,000	12,500,000
Metro Atlanta Rapid Transit, TECP, (LIQ: BNY Mellon)
0.08%, 6/3/14	18,000,000	18,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
GEORGIA — (continued)
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.11%, 5/7/14 (A)	$12,500,000	$12,500,000
		66,700,000
IDAHO — 1.1%
Idaho State, TRAN
2.00%, 6/30/14	9,000,000	9,026,718
ILLINOIS — 10.2%
Chicago, Refunding Project, Ser D-2, GO, (LOC: Northern Trust Company)
0.07%, 5/1/14 (A)	15,000,000	15,000,000
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.07%, 5/1/14 (A)	2,000,000	2,000,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.09%, 5/7/14 (A)	6,200,000	6,200,000
Illinois State, EFA, TECP, (LOC: Northern Trust Company)
0.08%, 7/8/14	14,575,000	14,575,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.10%, 5/1/14 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.09%, 5/1/14 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser F, RB, (LOC: Bank of Montreal)
0.09%, 5/1/14 (A)	13,345,000	13,345,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.09%, 5/1/14 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.08%, 5/7/14 (A)	16,300,000	16,300,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.11%, 5/1/14 (A)	$3,600,000	$3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.16%, 5/1/14 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.25%, 5/7/14 (A)	3,630,000	3,630,000
		87,250,000
INDIANA — 1.2%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.22%, 5/1/14 (A)	275,000	275,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.09%, 5/1/14 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.09%, 5/7/14 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (A)	3,000,000	3,000,000
		9,975,000
IOWA — 1.4%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 5/1/14 (A)	6,605,000	6,605,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA — (continued)
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.25%, 5/1/14 (A)	$830,000	$830,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/1/14 (A)	4,180,000	4,180,000
		11,615,000
KENTUCKY — 1.3%
City of Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.13%, 5/2/14 (A)	2,485,000	2,485,000
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/7/14 (A)	8,500,000	8,500,000
		10,985,000
MARYLAND — 2.6%
County of Montgomery Maryland, CHE Trinity Health Credit Group Project, RB
0.10%, 6/1/14 (A)	14,910,000	14,910,000
Johns Hopkins University, TECP
0.07%, 6/17/14	7,000,000	7,000,000
		21,910,000
MASSACHUSETTS — 1.7%
Massachusetts State, HEFA, TECP
0.04%, 5/2/14	7,800,000	7,800,000
0.07%, 7/8/14	7,151,000	7,151,000
		14,951,000
MICHIGAN — 4.0%
Board of Trustee Michigan State University, TECP
0.09%, 5/2/14	24,800,000	24,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Michigan State, Finance Authority, RB
0.10%, 6/2/14 (A)	$1,850,000	$1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.12%, 5/1/14 (A)	8,040,000	8,040,000
		34,690,000
MINNESOTA — 6.1%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.11%, 5/1/14 (A)	7,200,000	7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.11%, 5/1/14 (A)	10,750,000	10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 5/1/14 (A)	23,985,000	23,985,000
University of Minnesota, TECP
0.09%, 6/3/14	10,000,000	10,000,000
		51,935,000
MISSOURI — 4.3%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.10%, 5/7/14 (A)	7,000,000	7,000,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.09%, 5/1/14 (A)	13,650,000	13,650,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.10%, 5/7/14 (A)	16,000,000	16,000,000
		36,650,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEVADA — 0.7%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/7/14 (A)	$6,000,000	$6,000,000
NEW MEXICO — 2.9%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 5/1/14 (A)	16,000,000	16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 5/1/14 (A)	8,400,000	8,400,000
		24,400,000
NEW YORK — 8.4%
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/7/14 (A)	8,400,000	8,400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 5/2/14 (A)	5,000,000	5,000,000
NYS, Liberty Development, RB
0.15%, 12/1/49 (A)	5,500,000	5,500,000
NYS, Power Authority, GO, (LIQ: Bank of Nova Scotia)
0.10%, 9/1/14 (A)	3,945,000	3,945,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 5/7/14 (A) (B)	2,500,000	2,500,000
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.10%, 5/7/14 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 5/7/14 (A)	2,000,000	2,000,000
NYS, HFA, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (A)	8,000,000	8,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 5/7/14 (A)	$4,800,000	$4,800,000
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (A)	7,500,000	7,500,000
NYS, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo, Bank, N.A., State Street Bank & Trust Co., Bank of New York)
0.10%, 9/1/14 (A)	9,500,000	9,500,000
Port Authority of New Jersey and New York, TECP
0.09%, 5/13/14	12,610,000	12,610,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.06%, 5/1/14 (A)	100,000	100,000
		71,855,000
OHIO — 1.7%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.09%, 5/1/14 (A)	7,500,000	7,500,000
Franklin County, Health Care Facilities, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.09%, 5/1/14 (A)	7,000,000	7,000,000
		14,500,000
OREGON — 1.2%
Oregon State, Ser A, RB
1.50%, 7/31/14	10,000,000	10,032,918
PENNSYLVANIA — 2.2%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	14,000,000	14,000,000
Philadelphia, IDA, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.09%, 5/1/14 (A)	5,325,000	5,325,000
		19,325,000
RHODE ISLAND — 0.1%
Rhode Island, Industrial Facilities Corp., Exxon Mobil Project, RB
0.08%, 5/1/14 (A)	900,000	900,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS — 10.6%
Dallas Area Transit, TECP
0.09%, 5/22/14	$8,300,000	$8,300,000
0.07%, 8/4/14	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/1/14 (C) (D)	13,000,000	13,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/1/14 (A)	10,000,000	10,000,000
Gulf Coast, IDA, RB
0.07%, 5/1/14 (A)	1,200,000	1,200,000
Harris County, Cultural Education Facilities Finance Corp., Hermann Health Project, Ser D-3, RB, (LOC: Northern Trust Company)
0.10%, 5/1/14 (A)	5,000,000	5,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.10%, 5/7/14 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (A)	4,000,000	4,000,000
Texas A and M University, Permanent University Fund, RB
3.00%, 7/1/14	5,550,000	5,576,514
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.13%, 5/1/14 (A) (B)	5,600,000	5,600,000
University of Texas, Permanent University Funding System, Ser A, RB
0.08%, 5/1/14 (A)	4,900,000	4,900,000
University of Texas, Ser B, RB
0.08%, 5/1/14 (A)	2,720,000	2,720,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of Texas, TECP
0.09%, 6/16/14	$14,600,000	$14,600,000
		87,896,514
UTAH — 1.6%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/1/14 (A)	4,260,000	4,260,000
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/1/14 (A)	9,185,000	9,185,000
		13,445,000
VIRGINIA — 3.4%
Norfolk, IDA, TECP
0.09%, 7/8/14	7,200,000	7,200,000
University of Virginia, TECP
0.09%, 5/7/14	13,000,000	13,000,000
0.08%, 5/15/14	9,266,000	9,266,000
		29,466,000
WASHINGTON — 3.4%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.15%, 5/1/14 (A)	800,000	800,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.15%, 5/1/14 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/1/14 (A) (B)	9,320,000	9,320,000
Washington State, HFC, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/1/14 (A) (B)	6,200,000	6,200,000
Washington State, HFC, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 5/1/14 (A) (B)	6,365,000	6,365,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WASHINGTON — (continued)
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/1/14 (A) (B)	$2,000,000	$2,000,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/1/14 (A) (B)	4,620,000	4,620,000
		29,405,000
WISCONSIN — 4.3%
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.08%, 6/4/14	31,000,000	31,000,000
0.07%, 6/18/14	6,000,000	6,000,000
		37,000,000
WYOMING — 2.3%
County of Sweetwater Wyoming, PacifiCorp Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.10%, 5/7/14 (A)	19,600,000	19,600,000
TOTAL MUNICIPAL OBLIGATIONS		807,783,150
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Freddie Mac, MFC, Ser M001, Cl A, AMT, RB
0.16%, 5/1/14 (B) (C)	14,394,034	14,394,034
Freddie Mac, MFC, Ser M002, AMT, RB
0.18%, 5/1/14 (B)	19,130,915	19,130,915
Freddie Mac, MFC, Ser M008, AMT, RB
0.18%, 5/1/14 (B) (D)	9,450,483	9,450,483
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		42,975,432
TOTAL INVESTMENTS (Cost $850,758,582) — 99.9%		850,758,582
OTHER ASSETS AND LIABILITIES, NET — 0.1%		673,210
NET ASSETS — 100.0%		$851,431,792

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2014. Date shown represents the final maturity date.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2014, these securities amounted to $22,450,483 or 2.64% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

Cl — Class

DFA — Development Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HDC — Housing Development Corp.

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDRB — Industrial Development Revenue Bond

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 92.4%
CALIFORNIA — 92.4%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 5/1/14 (A) (B)	$6,600,000	$6,600,000
Bay Area Toll Authority, Ser D2, RB
0.08%, 5/1/14 (B)	5,200,000	5,200,000
California Municipal Finance Authority, Exxon Mobile Project, AMT, RB
0.04%, 5/1/14 (B)	8,300,000	8,300,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.08%, 5/1/14 (B)	11,200,000	11,200,000
California State, EFA, Stanford University Project, Ser L, RB
0.07%, 5/7/14 (B)	2,955,000	2,955,000
California State, EFA, TECP
0.07%, 6/4/14	15,000,000	15,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/7/14 (B)	9,000,000	9,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/7/14 (B)	5,100,000	5,100,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.10%, 5/7/14 (B)	6,725,000	6,725,000
0.09%, 5/7/14 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.10%, 5/7/14 (B)	18,500,000	18,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.07%, 5/1/14 (B)	$6,150,000	$6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.09%, 5/7/14 (B)	10,110,000	10,110,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.07%, 5/1/14 (B)	1,935,000	1,935,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.07%, 5/1/14 (B)	3,000,000	3,000,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 5/7/14 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.10%, 5/7/14 (B)	11,500,000	11,500,000
California State, Health Facilities Financing Authority, Stanford, TECP
0.13%, 6/4/14	5,650,000	5,650,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.10%, 5/7/14 (B)	6,290,000	6,290,000
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.09%, 5/7/14 (A) (B)	520,000	520,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA — (continued)
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.10%, 5/7/14 (A) (B)	$1,400,000	$1,400,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 5/7/14 (A) (B)	2,500,000	2,500,000
California State, HFA, Ser D, RB
0.09%, 5/7/14 (B)	1,395,000	1,395,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/7/14 (B)	4,900,000	4,900,000
California State, Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.13%, 5/1/14 (B)	2,700,000	2,700,000
California State, Infrastructure & Economic Development Bank, RB
0.11%, 5/1/14 (B)	18,700,000	18,700,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 5/1/14 (B)	5,970,000	5,970,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/1/14 (B)	4,100,000	4,100,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 5/1/14 (B)	1,500,000	1,500,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.05%, 5/1/14 (B)	13,000,000	13,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.13%, 5/1/14 (A) (B)	9,600,000	9,600,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank N.A.)
0.09%, 5/1/14 (B)	$2,605,000	$2,605,000
California Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.12%, 5/1/14 (A) (B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.09%, 5/1/14 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.10%, 5/1/14 (B)	16,500,000	16,500,000
Duarte Redevelopment Agency, Johnson Duarte Project, Ser B, COP, (LOC: General Electric Capital Corporation)
0.10%, 5/1/14 (B)	5,000,000	5,000,000
Duarte Redevelopment Agency, Piken Duarte Partners Project, Ser A, COP, (LOC: General Electric Capital Corporation)
0.10%, 5/1/14 (B)	7,000,000	7,000,000
Irvine Ranch, Water District, GO
0.06%, 5/1/14 (B)	5,400,000	5,400,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.05%, 5/1/14 (B)	4,420,000	4,420,000
Irvine, Assessment District No. 03-19, Ser A, SAB
0.06%, 5/1/14 (B)	2,600,000	2,600,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.04%, 5/1/14 (B)	612,000	612,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA — (continued)
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.12%, 5/1/14 (A) (B)	$7,100,000	$7,100,000
Los Angeles County, TECP
0.08%, 5/13/14	5,000,000	5,000,000
0.08%, 6/3/14	1,600,000	1,600,000
Port of Oakland, TECP
0.08%, 7/8/14	7,133,000	7,133,000
San Diego County, COP, (LOC: Northern Trust Company)
0.10%, 5/1/14 (B)	2,250,000	2,250,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 5/7/14 (B)	6,900,000	6,900,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.12%, 5/1/14 (B)	1,375,000	1,375,000
Torrance, Torrance Memorial Medical Center, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 5/7/14 (B)	5,000,000	5,000,000
University of California, Ser AL-1, RB
0.08%, 5/1/14 (B)	3,000,000	3,000,000
University of California, Ser AL-2, RB
0.10%, 5/1/14 (B)	16,000,000	16,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/7/14 (B)	7,300,000	7,300,000
TOTAL MUNICIPAL OBLIGATIONS		337,295,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
Freddie Mac, MFC, Ser M001, Cl A, AMT, RB
0.16%, 5/1/14 (A) (C)	$13,483,612	$13,483,611
Freddie Mac, MFC, Ser M007, Cl A, AMT
0.18%, 5/1/14 (A)	9,585,220	9,585,220
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		23,068,831
TOTAL INVESTMENTS (Cost $360,363,831) — 98.7%		360,363,831
OTHER ASSETS AND LIABILITIES, NET — 1.3%		4,873,345
NET ASSETS — 100.0%		$365,237,176
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2014. Date shown represents final maturity date.

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

Cl — Class

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

HFA — Housing Finance Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TCLF — Temporary Credit Liquidity Facility

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 101.6%
NEW YORK — 101.6%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 5/1/14 (A) (B)	$4,920,000	$4,920,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.13%, 5/1/14 (B)	1,915,000	1,915,000
Long Island, Power Authority, Sub-Ser 1B-RMKT, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 5/1/14 (B)	4,500,000	4,500,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/7/14 (B)	8,500,000	8,500,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.11%, 5/7/14 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 5/2/14 (B)	5,000,000	5,000,000
NYS, Liberty Development, RB
0.15%, 12/1/49 (B)	8,000,000	8,000,000
NYC, HDC, 461 Dean Street Development Project, Ser S, RB, (LOC: Bank of New York Mellon)
0.10%, 5/7/14 (B)	7,000,000	7,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.10%, 5/7/14 (A) (B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 5/7/14 (A) (B)	7,800,000	7,800,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 5/7/14 (A) (B)	5,000,000	5,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 5/7/14 (B)	$2,405,000	$2,405,000
NYC, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 5/1/14 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.05%, 5/1/14 (B)	2,000,000	2,000,000
NYC, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.05%, 5/1/14 (B)	1,000,000	1,000,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.06%, 5/1/14 (B)	4,200,000	4,200,000
NYC, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 5/7/14 (B)	2,800,000	2,800,000
NYC Transitional Future Tax Secured, Ser C, RB
0.08%, 5/1/14 (B)	3,000,000	3,000,000
NYC, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.07%, 5/1/14 (B)	1,075,000	1,075,000
NYC, Water & Sewer System, RB
0.08%, 5/1/14 (B)	200,000	200,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.09%, 5/7/14 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.10%, 5/1/14 (B)	7,525,000	7,525,000
NYS, Dormitory Authority, TECP
0.07%, 5/5/14	9,000,000	9,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK — (continued)
NYS, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.10%, 5/7/14 (B)	$7,500,000	$7,500,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 5/7/14 (A) (B)	2,000,000	2,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 5/7/14 (A) (B)	3,000,000	3,000,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.09%, 5/7/14 (A) (B)	1,000,000	1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.11%, 5/7/14 (A) (B)	6,300,000	6,300,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.09%, 5/7/14 (A) (B)	2,050,000	2,050,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.09%, 5/7/14 (A) (B)	5,000,000	5,000,000
NYS, HFA, Gotham West Housing Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 5/7/14 (B)	4,415,000	4,415,000
NYS, HFA, Gotham West Housing Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 5/7/14 (B)	1,200,000	1,200,000
NYS, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 5/7/14 (B)	3,000,000	3,000,000
NYS, HFA, West 30th Street Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (B)	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, HFA, West 30th Street Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (B)	$7,500,000	$7,500,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 5/7/14 (A) (B)	3,000,000	3,000,000
NYS, Power Authority, GO, (LIQ: Bank of Nova Scotia)
0.10%, 9/1/14 (B)	8,500,000	8,500,000
Port Authority of New Jersey and New York, TECP
0.08%, 6/17/14	7,025,000	7,025,000
Port Authority of New Jersey and New York, TECP
0.09%, 5/13/14	3,000,000	3,000,000
Tompkins County, IDA, Civic Facility Cornell Project, Ser A, RB
0.09%, 5/1/14 (B)	4,475,000	4,475,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.10%, 5/7/14 (B)	3,095,000	3,095,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: CALSTRS)
0.10%, 5/7/14 (B)	3,745,000	3,745,000
TOTAL MUNICIPAL OBLIGATIONS		175,345,000
TOTAL INVESTMENTS (Cost $175,345,000) — 101.6%		175,345,000
OTHER ASSETS AND LIABILITIES, NET — (1.6)%		(2,710,286)
NET ASSETS — 100.0%		$172,634,714

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2014 (unaudited)

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2014. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers' Retirement System

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA— Industrial Development Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2014 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Portfolio, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 27, 2014. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board requested and received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Portfolio and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and class compared to a peer group of funds; (iii) information on the profitability of the Investment Manager, with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and the services provided under the Agreement.

The matters discussed below were considered by the Board. During the Meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. Among other information, the Board considered data on fees and expenses and performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Portfolio. The Board also considered updated performance information provided to it by the Investment Manager at the Meeting.

Fees and Expenses

The Board, including the Independent Directors, compared the proposed fees and expense ratios of each Portfolio and class (before and after any proposed fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Portfolio for its most recent fiscal year, the investment management fee rate of each Portfolio, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of the investment management fee rate after waivers of each of (i) the Premium Class and Select Class of the TDAM Money Market Portfolio, and (ii) Class A and Investor Class of each of the TDAM U.S. Government Portfolio, the TDAM Municipal Portfolio, the TDAM California Municipal Money Market Portfolio and the TDAM New York Municipal Money Market Portfolio, which was, in each case, the same as the median investment management fee rate after waivers of its respective peer group.

The Board noted that each class’ total gross expense ratio and total net expense ratio was at or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group.

The Board noted the contractual and voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Portfolios, including to support such Portfolios’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of each of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services, and the quality of its administrative and other services and its ability to oversee and supervise service providers of the Portfolios. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Portfolios and noted that such staff was sufficient to ensure a high level of quality service that comply with client investment policies and restrictions; and the financial condition and operational stability of the Investment Manager.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by the Investment Manager. The Board noted that the one-year and three-year performance returns of each of the Portfolios were above or the same as the median of its respective peer group . The Board further noted the five-year and ten-year performance returns each of the Portfolios were below or the same as the median of its respective peer group, except for the five-year performance return of Class A and Investor Class of the TDAM Money Market Portfolio, which was higher than its peer group. In addition, the Board observed that, in many instances where a Portfolio underperformed its peer group, it had only slightly underperformed. The Board also observed that the conservative approach in which the Portfolios were being managed, with an emphasis on safety and liquidity, contributed to the relatively lower performance of the Portfolios. . Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Portfolios. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Portfolios and concluded that the amount of profits was not unreasonable in light of the services provided to the Portfolios.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each such Portfolio grows. The Board concluded that potential economies of scale were passed on to the Portfolio shareholders in the form of breakpoints to the advisory fee rate. With respect to each Portfolio, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Portfolios, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Portfolios, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Portfolio to approve the Investment Management Agreement for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons’ of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 866-416-4031. The following chart lists Directors and Officers as of June 1, 2014.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 61	Chairman of the Board and Director; Chairman of the Nominating/Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008 – 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008.	21	Director, Spruce Private Investors since 2012; Director, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009. President of Christ Church Trustees since 2008; Chairman and Trustee of Whittier College since 1995.
PETER B.M. EBY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 76	Director	Since: 6/6/02	Retired.	21	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee 3/24/11	Consultant, financial services attorney since June 2002; teacher at Empire State College from March 2008 through September 2010; Senior Advisor to New York State Banking Department during 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013, Chair of the Long Range Planning Committee since 2012. Director from 2002 to 2009 and President from 2004 to 2008 of the Allen Bass Fund, Inc.	21	Director and Vice Chairman, Albany Law School Board of Trustees.
LAWRENCE J. TOAL c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 76	Director	Since: 12/12/95	Retired.	21	None.
Interested Director
Barbara F. Palk††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Director	Since: 12/17/10	Senior Vice President — Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	21	Director of Ontario Teachers' Pension Plan Board since 2011; Queens University; Greenwood College School; The Perimeter Institute; The Shaw Festival; The Canadian Coalition for Good Governance; Director, First National Financial Corporation, Board of Crombie REIT since 5/14/14.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of January 31, 2014.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 51	President and Chief Executive Officer	Since: 12/6/11	Chief Administrative Officer of Epoch Investment Partners since March 2013 and President and Chief Executive Officer of TD Asset Management USA Funds Inc. Previously, Chief Operating Officer of TD Asset Management Inc. from September 2010 to March 2013; Vice Chair of TD Asset Management since 2007; Officer of The Investment Manager since April 2010 and Chief Operating Officer of The Investment Manager since December 2010.
MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 50	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 45	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 42	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 60	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.

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TDAMSAR01

TD Asset Management

SEMIANNUAL REPORT

April 30, 2014 (Unaudited)

 TD Asset Management USA Funds Inc.

 TDAM Institutional Money Market Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

 TDAM Institutional Municipal Money Market Fund

–	Institutional Class
–	Institutional Service Class

 TDAM Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

 TDAM Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

2

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Barbara F. Palk Interested Director	Peter B. M. Eby Corporate Director
James E. Kelly Consultant and Attorney	Donald J. Herrema Founder of BlackSterling Partners, LLC and Former CEO of Bessemer Trust
Lawrence J. Toal Retired CEO of The Dime Savings Bank and Former Chairman, President and CEO of Dime Bancorp, Inc.

EXECUTIVE OFFICERS
Kevin LeBlanc President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103

Custodian
BNY Mellon
One Wall Street
New York, NY 10286

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Transfer Agent
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219	Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209
Client Services Department
800-669-3900

Shareholder Servicing Agent
TD Bank, N.A.
1006 Astoria Blvd.
Cherry Hill, NJ 08034

Legal Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Independent Directors Counsel
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, DC 20001

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

The first half of fiscal 2014 (October 31, 2013 to April 30, 2014) was positive for financial assets, and both fixed income and equities advanced. Domestically, fixed income rose modestly, with the Barclays U.S. Aggregate Bond Index rising 1.7% as both Treasuries and corporate bonds generated positive returns. Equity returns were stronger, with the S&P 500 Index gaining 8.4% over the six months. The performance of the U.S. dollar was mixed against a basket of foreign currencies, rising against the Japanese yen and Canadian dollar but declining against the British pound and euro.

Bonds declined at the beginning of the period as stronger economic data led to speculation that the U.S. Federal Reserve (the “Fed”) would soon begin reducing its $85 billion monthly asset purchase program. Bonds declined again in December following the Fed's confirmation that it would begin reducing these purchases in January. However, once 2014 began, fixed income rose as weaker economic data at home and in China plus equity market volatility led a number of investors to seek the relative safety of bonds. Although data improved, the relative safety of bonds remained attractive to investors concerned with geopolitical unrest in Ukraine.

While the Fed has continued reducing its monthly asset purchase program (May’s purchases will be $45 billion), it has pledged to stay accommodative to encourage further economic growth. For example, during the first half of the fiscal year the Fed held rates in the zero to 0.25% range and noted that it may keep rates in this range for a “considerable time” following the end of its asset purchase program. With this backdrop, bond yields remain low. Corporate bonds continued to offer a yield advantage over government bonds, which led them to outperform governments over the period.

Economic Update

During the first half of the fiscal year, the U.S. economy grew. Real GDP rose 2.6% in the fourth quarter of 2013. The advance estimate showed that growth continued in the first quarter of 2014, but at a much more modest pace of 0.1% as gains were restrained by unusually harsh winter weather conditions. The employment situation improved over the reporting period, with the unemployment rate dropping from 7.3% in October to 6.3% in April. Inflation is subdued as figures remain below the Fed's target of 2%. In March, headline inflation was up 1.5% year over year, and core inflation was up 1.7% year over year.

Looking Ahead

As the second half of the fiscal year gets underway, high levels of debt across developed economies are still restraining economic growth, which is slow, particularly relative to previous recoveries. However, within this context of slow growth, data in the U.S. and Europe has been improving, and we expect this trend to continue. 2014 may be the first year since the financial crisis in which we witness synchronized growth among developed economies.

4

We are mindful of macro economic factors, including slow global economic growth, elevated sovereign debt levels, and inflationary/disinflationary pressures. Economic improvements domestically and continuing high levels of central bank liquidity globally have helped to reduce the probability of extreme outcomes over the past months, and we anticipate that global central banks will maintain their accommodative stances for some time to come. As always, we will monitor and evaluate risks and rewards around the globe and assess conditions with the objectives and best interests of our clients in mind.

We thank you for your business, and we look forward to continuing to help you manage your money successfully.

Kevin LeBlanc
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 9, 2014

An investment in the Money Market Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade, Inc. Institutional at 800-431-3500 or TD Ameritrade, Inc. Client Services at 800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

5

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2013 through April 30, 2014).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

6

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratios 11/1/13 to 4/30/14	Expenses Paid During Period* 11/1/13 to 4/30/14
TDAM Institutional Money Market Fund – Institutional Class
Actual	$1,000.00	$1,000.00	0.09%	$0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.09	0.45
TDAM Institutional Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.09	0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.09	0.45
TDAM Institutional Money Market Fund – Commercial Class
Actual	1,000.00	1,000.00	0.09	0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.35	0.09	0.45
TDAM Institutional Municipal Money Market Fund – Institutional Class
Actual	1,000.00	1,000.00	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.07	0.35
TDAM Institutional Municipal Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.07	0.35
Hypothetical (5% Return before expenses)	1,000.00	1,024.45	0.07	0.35
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	1,000.00	1,000.00	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.50	0.06	0.30
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.50	0.06	0.30
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.00	0.06	0.30
Hypothetical (5% Return before expenses)	1,000.00	1,024.50	0.06	0.30
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.03	0.15
Hypothetical (5% Return before expenses)	1,000.00	1,024.65	0.03	0.15
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.00	0.03	0.15
Hypothetical (5% Return before expenses)	1,000.00	1,024.65	0.03	0.15
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

7

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/14 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	Tax equivalent yields for the Institutional Class and the Institutional Service Class of the Institutional Municipal Money Market Fund are 0.02% and 0.02%, respectively. This is assuming a 2014 maximum federal tax rate of 39.6% for the Institutional Municipal Money Market Fund.

8

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/14 (Unaudited) (Concluded)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

9

Statements of Assets and Liabilities

April 30, 2014 (unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements (Note 2)	$207,123,101	$53,749,402	$922,066,382	$536,164,273
Investments in securities, at value	$152,022,101	$53,749,402	$675,017,382	$245,210,273
Repurchase agreements, at value (Note 2)	55,101,000	—	247,049,000	290,954,000
TOTAL INVESTMENTS	207,123,101	53,749,402	922,066,382	536,164,273
Cash	648	—	76	429
Interest receivable	216,104	27,569	233,409	177,764
Due from Investment Manager and its affiliates (Note 3)	9,188	12,252	—	12,649
Prepaid expenses	47,258	20,953	82,290	44,250
TOTAL ASSETS	207,396,299	53,810,176	922,382,157	536,399,365
LIABILITIES
Dividends payable to shareholders	1,642	430	7,683	4,076
Payable to custodian	—	278,154	—	—
Payable to Investment Manager and its affiliates (Note 3)	—	—	6,316	—
Other accrued expenses	57,419	43,481	131,914	83,281
TOTAL LIABILITIES	59,061	322,065	145,913	87,357
NET ASSETS	$207,337,238	$53,488,111	$922,236,244	$536,312,008
Net assets consist of:
Paid-in-capital ($0.0001 par value; 8 billion, 3 billion, 8 billion and 8 billion shares authorized, respectively)	$207,338,569	$53,489,069	$922,262,073	$536,310,089
Distributions in excess of net investment income	(119)	—	(238)	(298)
Accumulated net realized gains (losses) from investment transactions	(1,212)	(958)	(25,591)	2,217
Net assets, at value	$207,337,238	$53,488,111	$922,236,244	$536,312,008
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A
	($131,547,780 ÷ 131,548,634 shares)	($34,439,306 ÷ 34,440,049 shares)	($145,800,875 ÷ 145,804,928 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00
	($40,928,242 ÷ 40,928,041 shares)	($19,048,805 ÷ 19,049,020 shares)	($516,852,127 ÷ 516,865,853 shares)	($104,557,211 ÷ 104,557,914 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	$1.00	$1.00
	($34,861,216 ÷ 34,861,894 shares)		($259,583,242 ÷ 259,591,292 shares)	($431,754,797 ÷ 431,752,175 shares)

Please see accompanying notes to financial statements.

10

Statements of Operations

For the Six-Month Period Ended April 30, 2014 (unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
INVESTMENT INCOME
Interest Income	$106,785	$25,832	$343,951	$99,326
EXPENSES
Investment management fees (Note 3)	108,576	32,501	497,471	242,111
Shareholder servicing fees (Note 3)	80,448	28,690	1,035,821	605,283
Distribution fees (Note 3)	29,401	—	604,139	995,712
Directors' fees (Note 4)	7,310	7,310	7,310	7,310
Transfer agent fees	46,094	26,871	85,995	49,680
Registration fees	32,260	8,314	32,292	24,131
Professional fees	20,101	15,887	43,118	30,010
Custody fees	11,438	8,566	24,917	15,899
Shareholder reports and mailing	11,411	7,644	12,352	9,958
Pricing fees	5,312	5,638	5,471	1,718
Other expenses	9,265	7,261	26,644	17,376
TOTAL EXPENSES	361,616	148,682	2,375,530	1,999,188
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(265,689)	(126,100)	(2,081,452)	(1,924,074)
NET EXPENSES	95,927	22,582	294,078	75,114
NET INVESTMENT INCOME	10,858	3,250	49,873	24,212
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	(52)	—	34	23,378
NET INCREASE IN NET ASSETS FROM OPERATIONS	$10,806	$3,250	$49,907	$47,590

Please see accompanying notes to financial statements.

11

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund
	Six-Month Period Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six-Month Period Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013
OPERATIONS:
Net investment income	$10,858	$16,180	$3,250	$9,229
Net realized losses from investment transactions	(52)	(1,162)	—	—
Net increase in net assets from operations	10,806	15,018	3,250	9,229
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(7,640)	(8,321)	(2,102)	(6,735)
Institutional Service Class	(2,483)	(5,792)	(1,148)	(2,494)
Commercial Class	(735)	(2,063)	—	—
From net realized gains
Institutional Class	—	(1,191)	—	—
Institutional Service Class	—	(875)	—	—
Commercial Class	—	(385)	—	—
Total dividends and distributions to shareholders	(10,858)	(18,627)	(3,250)	(9,229)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	294,555,793	666,948,327	42,811,112	111,584,451
Shares issued in reinvestment of dividends	41	1,289	5	—
Payments for shares redeemed	(346,082,428)	(561,933,020)	(49,597,623)	(125,033,076)
Net increase (decrease) in net assets from Institutional Class shares	(51,526,594)	105,016,596	(6,786,506)	(13,448,625)
Institutional Service Class:
Proceeds from shares sold	73,221,878	173,875,759	17,995,206	64,650,368
Shares issued in reinvestment of dividends	28	1,012	—	—
Payments for shares redeemed	(104,929,303)	(150,973,258)	(22,276,224)	(63,566,890)
Net increase (decrease) in net assets from Institutional Service Class shares	(31,707,397)	22,903,513	(4,281,018)	1,083,478
Commercial Class:
Proceeds from shares sold	34,517,263	47,147,025	—	—
Shares issued in reinvestment of dividends	258	958	—	—
Payments for shares redeemed	(16,526,720)	(53,316,148)	—	—
Net increase (decrease) in net assets from Commercial Class shares	17,990,801	(6,168,165)	—	—
Net increase (decrease) in net assets from capital share transactions	(65,243,190)	121,751,944	(11,067,524)	(12,365,147)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,243,242)	121,748,335	(11,067,524)	(12,365,147)
NET ASSETS:
Beginning of period	272,580,480	150,832,145	64,555,635	76,920,782
End of period	$207,337,238	$272,580,480	$53,488,111	$64,555,635
Distributions in excess of net investment income, end of period	$(119)	$(119)	$—	$—

Please see accompanying notes to financial statements.

12

Statements of Changes in Net Assets

	TDAM Institutional U.S. Government Fund		TDAM Institutional Treasury Obligations Money Market Fund
	Six-Month Period Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013	Six-Month Period Ended April 30, 2014 (unaudited)	Year Ended October 31, 2013
OPERATIONS:
Net investment income	$49,873	$96,831	$24,212	$47,641
Net realized gains (losses) from investment transactions	34	(2,627)	23,378	(19,690)
Net increase in net assets from operations	49,907	94,204	47,590	27,951
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(8,437)	(20,154)	—	—
Institutional Service Class	(26,329)	(48,075)	(4,297)	(11,693)
Commercial Class	(15,107)	(28,602)	(19,915)	(35,948)
Total dividends and distributions to shareholders	(49,873)	(96,831)	(24,212)	(47,641)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	176,931,968	348,000,925	—	—
Shares issued in reinvestment of dividends	15	25	—	—
Payments for shares redeemed	(190,285,394)	(345,301,753)	—	—
Net increase (decrease) in net assets from Institutional Class shares	(13,353,411)	2,699,197	—	—
Institutional Service Class:
Proceeds from shares sold	418,375,889	978,920,269	84,200,184	270,468,292
Shares issued in reinvestment of dividends	37	303	340	3,398
Payments for shares redeemed	(412,439,775)	(1,111,952,205)	(66,430,805)	(562,644,103)
Net increase (decrease) in net assets from Institutional Service Class shares	5,936,151	(133,031,633)	17,769,719	(292,172,413)
Commercial Class:
Proceeds from shares sold	1,827,564,390	3,074,589,413	1,621,466,901	2,967,204,052
Shares issued in reinvestment of dividends	1,293	2,505	90	283
Payments for shares redeemed	(1,870,005,657)	(3,072,620,021)	(1,589,618,789)	(2,918,935,071)
Net increase (decrease) in net assets from Commercial Class shares	(42,439,974)	1,971,897	31,848,202	48,269,264
Net increase (decrease) in net assets from capital share transactions	(49,857,234)	(128,360,539)	49,617,921	(243,903,149)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,857,200)	(128,363,166)	49,641,299	(243,922,839)
NET ASSETS:
Beginning of period	972,093,444	1,100,456,610	486,670,709	730,593,548
End of period	$922,236,244	$972,093,444	$536,312,008	$486,670,709
Distributions in excess of net investment income, end of period	$(238)	$(238)	$(298)	$(298)

Please see accompanying notes to financial statements.

13

Financial Highlights

For the six-month period ended April 30, 2014 (unaudited) and years or periods ended October 31,

For a Share Outstanding Throughout the Periods

	Institutional Class
	2014ˆ		2013		2012	2011		2010	2009
TDAM Institutional Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.001	0.000	*	0.001	0.005
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	0.000 *	0.000	*	(0.000)*	0.000	*
Total from operations	0.000	*	0.000	*	0.001	0.000	*	0.001	0.005
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.001)	(0.000	)*	(0.001)	(0.005)
Distributions from net realized gains	—		(0.000	)*	(0.000)*	—		(0.000)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.001)	(0.000	)*	(0.001)	(0.005)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total investment return†	0.005%		0.01%		0.05%	0.05%		0.07%	0.48%
Net assets end of period (000)	$131,548		$183,074		$78,060	$41,760		$68,827	$121,920
Ratio of net expenses to average net assets	0.09	%‡	0.12%		0.20%	0.17%		0.18%	0.24	%(2)
Ratio of total expenses to average net assets	0.23	%‡	0.29%		0.32%	0.30%		0.25%	0.27%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.05%	0.05%		0.07%	0.42%

	Institutional Service Class
	2014ˆ		2013		2012		2011		2010	2009
TDAM Institutional Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.003
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	0.000	*	0.000	*	(0.000)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.001	0.003
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000)*	(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.003)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.005%		0.01%		0.01%		0.04%		0.05%	0.31%
Net assets end of period (000)	$40,928		$72,636		$49,733		$82,171		$70,331	$45,770
Ratio of net expenses to average net assets	0.09	%‡	0.13%		0.23%		0.18%		0.22%	0.44%
Ratio of total expenses to average net assets	0.48	%‡	0.57%		0.56%		0.55%		0.51%	0.52%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.04%		0.05%	0.43%

ˆ	For the six-month period ended April 30, 2014.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	The expense ratio includes the Treasury Guarantee Program. Had this been excluded the ratio would have been 0.20%.

Please see accompanying notes to financial statements.

14

Financial Highlights (continued)

	Commercial Class(2)
	2014ˆ		2013		2012		2011		2010
TDAM Institutional Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	(0.000	)*	(0.000	)*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.04%		0.05%
Net assets end of period (000)	$34,861		$16,870		$23,039		$25,154		$22,368
Ratio of net expenses to average net assets	0.09	%‡	0.14%		0.24%		0.17%		0.18	%‡
Ratio of total expenses to average net assets	0.89	%‡	0.98%		0.97%		0.95%		0.86	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.04%		0.05	%‡

	Institutional Class(3)
	2014ˆ		2013		2012		2011	2010
TDAM Institutional Municipal Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.001	0.001
Net realized gains (losses) on investments	—		—		(0.000	)*	0.000 *	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.001	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.001)
Distributions from net realized gains	—		—		—		—	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.005%		0.01%		0.02%		0.07%	0.08%
Net assets end of period (000)	$34,439		$41,226		$54,675		$60,828	$72,244
Ratio of net expenses to average net assets	0.07	%‡	0.11%		0.13%		0.15%	0.17	%‡
Ratio of total expenses to average net assets	0.37	%‡	0.36%		0.34%		0.31%	0.41	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.02%		0.08%	0.10	%‡

ˆ	For the six-month period ended April 30, 2014.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Commercial Class shares commenced operations on November 19, 2009.
(3)	Institutional Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

15

Financial Highlights (continued)

	Institutional Service Class(2)
	2014ˆ		2013		2012		2011		2010
TDAM Institutional Municipal Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		—		(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$19,049		$23,330		$22,246		$22,567		$28,048
Ratio of net expenses to average net assets	0.07	%‡	0.11%		0.14%		0.21%		0.26	%‡
Ratio of total expenses to average net assets	0.62	%‡	0.61%		0.59%		0.57%		0.65	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01	%‡

	Institutional Class
	2014ˆ		2013		2012		2011		2010		2009
TDAM Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.003
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	—		0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.003
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.003)
Distributions from net realized gains	—		—		—		—		—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.003)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.03%		0.05%		0.33%
Net assets end of period (000)	$145,801		$159,154		$156,456		$171,877		$178,723		$269,602
Ratio of net expenses to average net assets	0.06	%‡	0.09%		0.13%		0.13%		0.14%		0.17%
Ratio of total expenses to average net assets	0.15	%‡	0.15%		0.16%		0.16%		0.16%		0.17%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.03%		0.05%		0.38%

ˆ	For the six-month period ended April 30, 2014.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Institutional Service Class shares commenced operations on January 20, 2010.

Please see accompanying notes to financial statements.

16

Financial Highlights (continued)

	Institutional Service Class
	2014ˆ		2013		2012		2011		2010		2009
TDAM Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	—		0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.002
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Distributions from net realized gains	—		—		—		—		—		(0.000)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.03%		0.03%		0.21%
Net assets end of period (000)	$516,852		$510,916		$643,949		$497,048		$472,552		$286,799
Ratio of net expenses to average net assets	0.06	%‡	0.09%		0.13%		0.13%		0.17%		0.30%
Ratio of total expenses to average net assets	0.40	%‡	0.40%		0.41%		0.41%		0.41%		0.42%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.03%		0.03%		0.23%

	Commercial Class(2)
	2014ˆ		2013		2012		2011		2010		2009
TDAM Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	—		0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.03%		0.03%		0.08%
Net assets end of period (000)	$259,583		$302,023		$300,052		$280,239		$181,365		$230,681
Ratio of net expenses to average net assets	0.06	%‡	0.09%		0.13%		0.13%		0.15%		0.18	%‡
Ratio of total expenses to average net assets	0.80	%‡	0.80%		0.81%		0.81%		0.81%		0.86	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.03%		0.03%		0.04	%‡

ˆ	For the six-month period ended April 30, 2014.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Commercial Class shares commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

17

Financial Highlights (concluded)

	Institutional Service Class(2)
	2014ˆ		2013		2012		2011		2010		2009
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		(0.000	)*	(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$104,557		$86,784		$378,961		$136,057		$157,749		$127,189
Ratio of net expenses to average net assets	0.03	%‡	0.08%		0.09%		0.11%		0.14%		0.16	%‡
Ratio of total expenses to average net assets	0.41	%‡	0.43%		0.44%		0.43%		0.46%		0.51	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01	%‡

	Commercial Class(3)
	2014ˆ		2013		2012		2011		2010		2009
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.005%		0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$431,755		$399,887		$351,633		$293,060		$265,294		$122,143
Ratio of net expenses to average net assets	0.03	%‡	0.07%		0.09%		0.10%		0.15%		0.11	%‡
Ratio of total expenses to average net assets	0.91	%‡	0.93%		0.95%		0.93%		0.96%		0.87	%‡
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01	%‡

ˆ	For the six-month period ended April 30, 2014.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
‡	Annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
(2)	Institutional Service Class shares commenced operations on November 3, 2008.
(3)	Commercial Class shares commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-one series. This shareholder report only applies to the following series of the Company: the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) and the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified Fund. The investment objective of each Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each of the Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each of the Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

As of April 30, 2014, there were no securities valued in accordance with Fair Value Procedures.

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2014, all of the investments for the Institutional Money Market Fund, Institutional Municipal Fund, Institutional U.S. Government Fund and Institutional Treasury Fund are Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the six-month period ended April 30, 2014, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage backed and asset backed securities are recorded as an adjustment to interest income for financial reporting purposes.

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (unaudited)

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2014, there were no earnings credits.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by each of the Funds. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc. (“the Investment Manager”), a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Funds, such annual investment management fee is payable on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Fund, 0.09% of the next $1 billion, and 0.08% of average daily net assets of each such Fund over $2 billion.

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
TDAM Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Municipal Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
TDAM Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Treasury Fund
Institutional Service Class	0.45%
Commercial Class	0.95%

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to extraordinary expenses.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (unaudited)

exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

TDAM USA Inc. (“the Administrator”) has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act permits the Commercial Class of each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and are paid to broker-dealers, including TD Ameritrade, Inc. and TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under the Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

For the six-month period ended April 30, 2014, the Investment Manager and its affiliates earned, waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived
TDAM Institutional Money Market Fund	$108,576	$155,840	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	62,072	62,072
Commercial Class	N/A	N/A	29,401	29,401	18,376	18,376
TDAM Institutional Municipal Fund	32,501	97,410	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	28,690	28,690
TDAM Institutional U.S. Government Fund	497,471	441,492	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	658,235	658,235
Commercial Class	N/A	N/A	604,139	604,139	377,586	377,586
TDAM Institutional Treasury Fund	242,111	323,079	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	107,427	107,427
Commercial Class	N/A	N/A	995,712	995,712	497,856	497,856

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (unaudited)

All fees are earned, waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are earned, waived and reimbursed at the fund level of each Fund.

As of April 30, 2014, fees which were previously waived by the Investment Manager pursuant to the Voluntary Expense Limitations, which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
TDAM Institutional Money Market Fund	$180,338	2014
	162,547	2015
	34,613	2016
TDAM Institutional Municipal Fund	122,349	2014
	125,737	2015
	54,988	2016

As of April 30, 2014, the detail of the Due from Investment Manager and its affiliates and the Payable to Investment Manager and its affiliates on the Statements of Assets and Liabilities for each Fund were as follows:

	Investment Management Fees Payable	Investment Management Fees Waived/Expenses Reimbursed	Distribution Fees Payable	Distribution Fees Waived	Shareholder Service Fees Payable	Shareholder Service Fees Waived
TDAM Institutional Money Market Fund	$16,916	$26,104	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	$—	$—	$—	$—
Institutional Service Class	N/A	N/A	—	—	8,813	8,813
Commercial Class	N/A	N/A	12,316	12,316	7,694	7,694
TDAM Institutional Municipal Fund	4,322	16,574	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	763	763
TDAM Institutional U.S. Government Fund	79,011	72,695	N/A	N/A	N/A	N/A
Institutional Class	N/A	N/A	—	—	—	—
Institutional Service Class	N/A	N/A	—	—	103,331	103,331
Commercial Class	N/A	N/A	100,464	100,464	62,996	62,996
TDAM Institutional Treasury Fund	41,503	54,152	N/A	N/A	N/A	N/A
Institutional Service Class	N/A	N/A	—	—	19,057	19,057
Commercial Class	N/A	N/A	179,956	179,956	84,701	84,701

Note 4 — Directors’ Fees

Prior to April 1, 2014, each Director who was not an “interested person” as defined in the Act, who served on the Board of Directors of the Company received, in the aggregate:

1.	a base annual retainer of $45,000, payable quarterly;
2.	a meeting fee of $5,000 for each meeting attended in person;
3.	a meeting fee of $2,500 for each meeting attended by telephone;
4.	for committee meetings, other than audit committee meetings, taking place on days when there was no meeting of the full Board, a committee meeting fee of $2,500 for each such meeting attended;
5.	a meeting fee of $5,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there was no meeting of the full Board, an audit committee meeting fee of $2,500 for each such meeting attended;

23

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (unaudited)

7.	retainer for the Chairman was $10,000 annually, payable quarterly; and
8.	retainer for Audit Committee Chair was $5,000 annually, payable quarterly.

As of April 1, 2014, each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $65,000, payable quarterly;
2.	a meeting fee of $6,000 for each meeting attended in person;
3.	a meeting fee of $3,500 for each meeting attended by telephone;
4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board, a committee meeting fee of $3,500 for each such meeting attended;
5.	a meeting fee of $6,000 for each special meeting attended in person;
6.	for audit committee meetings taking place on days when there is no meeting of the full Board, an audit committee meeting fee of $3,500 for each such meeting attended;
7.	retainer for the Chairman is $20,000 annually, payable quarterly; and
8.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss) and accumulated net realized gain (loss).

24

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (unaudited)

The tax character of distributions declared to shareholders for the fiscal year ended October 31, 2013, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
TDAM Institutional Money Market Fund	2013	$—	$18,627	$—	$18,627
TDAM Institutional Municipal Fund	2013	9,229	—	—	9,229
TDAM Institutional U.S. Government Fund	2013	—	96,831	—	96,831
TDAM Institutional Treasury Fund	2013	—	47,641	—	47,641

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances as of and for the period ended April 30, 2014 have not been determined as of the date of this report.

As of October 31, 2013, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
TDAM Institutional Money Market Fund	$2,166	$—	$(1,162)	$—	$(2,283)	$(1,279)
TDAM Institutional Municipal Fund	—	570	(957)	—	(571)	(958)
TDAM Institutional U.S. Government Fund	8,196	—	(25,624)	—	(8,435)	(25,863)
TDAM Institutional Treasury Fund	3,472	—	(8,334)	(12,827)	(3,770)	(21,459)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2013, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,
	2018	2019	Total
TDAM Institutional Municipal Fund	$523	$—	$523
TDAM Institutional U.S. Government Fund	—	20,533	20,533

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss*
TDAM Institutional Money Market Fund	$1,162
TDAM Institutional Municipal Fund	434
TDAM Institutional U.S. Government Fund	5,091
TDAM Institutional Treasury Fund	8,334

*	This table should be used in conjunction with the capital loss carryforwards table.

As of April 30, 2014, the cost of investments of the Funds for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

25

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2014 (unaudited)

Note 6 — Fund Risks

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of the securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements.

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 30.8%
BANKS — 4.8%
Caisse Centrale Desjardins
0.13%, 5/28/14 (A) (B)	$1,000,000	$999,902
0.12%, 5/29/14 (A) (B)	1,000,000	999,907
0.16%, 6/13/14 (A) (B)	2,000,000	1,999,618
Commonwealth Bank of Australia
0.25%, 6/6/14 (A) (B)	2,000,000	2,000,230
0.51%, 7/10/14 (A) (B)	1,000,000	999,708
Westpac Banking
0.26%, 7/9/14 (A) (B)	3,000,000	3,000,687
		10,000,052
DOMESTIC/FOREIGN BANK SUPPORTED — 1.0%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.10%, 5/14/14 (A) (B)	1,000,000	999,964
0.16%, 8/20/14 (A) (B)	1,000,000	999,507
		1,999,471
INDUSTRIAL & OTHER COMMERCIAL PAPER — 25.0%
Board of Trustees of The Leland Stanford Junior University
0.08%, 5/14/14 (A)	1,300,000	1,299,962
0.08%, 5/15/14 (A)	3,000,000	2,999,907
0.09%, 5/28/14 (A)	1,648,000	1,647,889
CDP Financial
0.15%, 6/18/14 (A)	2,000,000	1,999,600
0.16%, 7/17/14 (A)	2,000,000	1,999,315
Dean Health Systems
0.13%, 5/15/14 (A)	4,000,000	3,999,798
General Electric Capital
0.20%, 5/20/14 (A)	2,800,000	2,799,704
Merck
0.07%, 5/29/14 (A) (B)	1,000,000	999,945
National Australia Funding Delaware
0.16%, 5/5/14 (A) (B)	1,000,000	999,983
0.19%, 5/20/14 (A) (B)	2,000,000	1,999,805
Old Line Funding
0.20%, 6/30/14 (A) (B)	4,000,000	3,998,667
President and Fellows of Harvard College
0.07%, 5/19/14 (A)	1,000,000	999,965
Procter & Gamble
0.10%, 5/6/14 (A) (B)	2,000,000	1,999,972
0.10%, 6/3/14 (A) (B)	1,000,000	999,908
Province of Quebec Canada
0.10%, 7/9/14 (A) (B)	2,000,000	1,999,617
PSP Capital
0.08%, 5/30/14 (A) (B)	1,000,000	999,935
0.13%, 6/20/14 (A) (B)	3,000,000	2,999,458
0.13%, 7/2/14 (A) (B)	1,000,000	999,776
0.17%, 10/16/14 (A) (B)	1,000,000	999,207

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Trinity Health
0.12%, 6/10/14 (A)	$1,000,000	$999,867
0.12%, 6/19/14 (A)	1,000,000	999,837
University of California
0.13%, 5/7/14 (A)	2,000,000	1,999,957
0.13%, 5/8/14 (A)	3,000,000	2,999,924
0.10%, 6/5/14 (A)	2,000,000	1,999,806
Yale University
0.10%, 6/17/14 (A)	3,000,000	2,999,608
0.10%, 6/18/14 (A)	3,000,000	2,999,600
		51,741,012
TOTAL COMMERCIAL PAPER		63,740,535
MUNICIPAL OBLIGATIONS — 27.6%
Board of Trustees of Michigan State University, TECP
0.10%, 5/12/14	2,000,000	2,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB, (LOC: CALSTRS)
0.10%, 5/1/14 (C)	2,750,000	2,750,000
California State, EFA, TECP
0.09%, 5/7/14	1,000,000	1,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.04%, 5/1/14 (C)	3,200,000	3,200,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.09%, 5/1/14 (C)	600,000	600,000
Gulf Coast, IDA, RB
0.05%, 5/1/14 (C)	5,000,000	5,000,000
Los Angeles Municipal Improvement, TECP, (LOC: U.S. Bank N.A.)
0.14%, 5/6/14	2,000,000	2,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B, AMT, RB
0.08%, 5/1/14 (C)	1,855,000	1,855,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 5/1/14 (C)	2,000,000	2,000,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.05%, 5/1/14 (C)	5,000,000	5,000,000

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — (continued)
New York State, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, AMT, RB, (LOC: Scotiabank)
0.10%, 5/7/14 (C)	$500,000	$500,000
New York State, HFA, Gotham West Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (C)	5,000,000	5,000,000
Princeton University, TECP
0.11%, 5/7/14	470,000	470,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.18%, 5/7/14 (C)	2,000,000	2,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/7/14 (C)	2,600,000	2,600,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.07%, 5/7/14 (C)	4,000,000	4,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (C)	300,000	300,000
University of California, Ser Z-2, RB
0.08%, 5/1/14 (C)	1,000,000	1,000,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.04%, 5/1/14 (C)	5,000,000	5,000,000
University of Texas Permanent Fund, TECP
0.13%, 5/19/14	1,000,000	1,000,000
University of Texas System, Ser B, RB
0.07%, 5/1/14 (C)	2,000,000	2,000,000
University of Texas, University Funding System, TECP
0.07%, 5/5/14	2,000,000	2,000,000
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.08%, 5/16/14	2,000,000	2,000,000
0.08%, 6/4/14	4,000,000	4,000,000
TOTAL MUNICIPAL OBLIGATIONS		57,275,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 6.9%
BANKS — 4.0%
Bank of New York Mellon MTN
4.30%, 5/15/14	$1,274,000	$1,275,988
Bank of Nova Scotia
1.85%, 1/12/15	1,048,000	1,059,384
3.40%, 1/22/15	1,002,000	1,024,588
Canadian Imperial Bank
1.50%, 12/12/14 (B)	2,000,000	2,015,000
Commonwealth Bank of Australia MTN
3.75%, 10/15/14 (B)	250,000	254,037
Inter-American Development Bank
0.68%, 5/20/14 (D)	500,000	500,144
National Bank of Canada NY
0.30%, 6/18/14 (D)	2,000,000	2,000,493
US Bancorp MTN
4.20%, 5/15/14	233,000	233,357
		8,362,991
FINANCIALS — 2.9%
CDP Financial
3.00%, 11/25/14 (B)	1,000,000	1,015,507
General Electric Capital MTN
5.90%, 5/13/14	1,890,000	1,893,527
4.75%, 9/15/14	305,000	310,134
2.15%, 1/9/15	1,000,000	1,013,048
Procter & Gamble
3.50%, 2/15/15	1,645,000	1,687,075
		5,919,291
TOTAL CORPORATE OBLIGATIONS		14,282,282
CERTIFICATES OF DEPOSIT — 5.9%
Australia & New Zealand Banking Group, NY
0.18%, 8/19/14	2,000,000	2,000,000
0.18%, 8/27/14	1,000,000	1,000,000
Bank of Montreal, Chicago
0.21%, 5/1/14	1,000,000	1,000,000
Bank of Montreal, IL
0.16%, 5/14/14	1,000,000	1,000,000
0.19%, 10/23/14	1,000,000	1,000,000
Bank of Nova Scotia
0.19%, 5/8/14	1,000,000	1,000,000
0.28%, 11/6/14	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, NY
0.26%, 11/7/14	1,000,000	1,000,000
0.24%, 12/4/14	1,000,000	1,000,000
National Bank of Canada, NY
0.35%, 8/21/14	300,000	300,102
Royal Bank of Canada, NY
0.23%, 6/9/14	1,000,000	1,000,000
0.18%, 9/19/14	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		12,300,102

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REGIONAL GOVERNMENT OBLIGATIONS — 2.1%
Province of Ontario
0.95%, 5/26/15	$1,000,000	$1,007,440
4.10%, 6/16/14	3,400,000	3,416,742
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		4,424,182
REPURCHASE AGREEMENTS — 26.6%
Bank of Montreal 0.03% dated 4/30/14, due 5/1/14 in the amount of $12,101,010, fully collateralized by a $13,053,100 U.S. Treasury obligation, coupon 3.125%, maturity 2/15/42, value $12,343,104	12,101,000	12,101,000
Bank of Nova Scotia 0.05% dated 4/30/14, due 5/1/14 in the amount of $40,000,056, fully collateralized by various U.S. Treasury obligations, par value $5,101,200 – $35,702,000, coupon 0.00%, maturity range 7/31/14 – 10/23/14, value $40,800,089	40,000,000	40,000,000
RBC Capital Markets 0.02% dated 4/30/14, due 5/1/14 in the amount of $3,000,002, fully collateralized by a $2,165,400 U.S. Treasury obligation, coupon 8.75%, maturity 8/15/20, value $3,060,136	3,000,000	3,000,000
TOTAL REPURCHASE AGREEMENTS		55,101,000
TOTAL INVESTMENTS (Cost $207,123,101) — 99.9%		207,123,101
OTHER ASSETS AND LIABILITIES, NET — 0.1%		214,137
NET ASSETS — 100.0%		$207,337,238

(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2014, these securities amounted to $34,280,340 or 16.53% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2014. Date shown is the date on which the Fund can unconditionally demand payment.
(D)	Variable rate security. The rate shown is the current rate on April 30, 2014. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

EFA — Education Facilities Authority

GTY — Guarantee

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

NYC — New York City

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

SLA — Student Loan Authority

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.5%
ALASKA — 0.4%
Valdez, Marine Terminal, Exxon Pipeline Project, RB
0.06%, 5/1/14 (A)	$200,000	$200,000
CALIFORNIA — 6.7%
California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.06%, 5/1/14 (A)	1,200,000	1,200,000
California State, Infrastructure & Economic Development Bank, RB
0.11%, 5/1/14 (A)	1,300,000	1,300,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 5/1/14 (A)	1,100,000	1,100,000
		3,600,000
GEORGIA — 3.7%
Metro Atlanta Rapid Transit, TECP, (LIQ: BNY Mellon)
0.08%, 6/3/14	2,000,000	2,000,000
IDAHO — 1.9%
Idaho State, TRAN
2.00%, 6/30/14	1,000,000	1,002,969
ILLINOIS — 7.5%
Illinois State, EFA, TECP, (LOC: Northern Trust Company)
0.08%, 7/8/14	2,500,000	2,500,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.10%, 5/1/14 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 5/7/14 (A)	500,000	500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Northwestern University Project, RB
0.08%, 5/7/14 (A)	$600,000	$600,000
		4,050,000
INDIANA — 0.6%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.09%, 5/1/14 (A)	300,000	300,000
IOWA — 1.8%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/1/14 (A)	955,000	955,000
KENTUCKY — 0.9%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/7/14 (A)	500,000	500,000
MARYLAND — 3.7%
Johns Hopkins University, TECP
0.07%, 6/17/14	2,000,000	2,000,000
MASSACHUSETTS — 5.0%
Massachusetts State, HEFA, TECP
0.04%, 5/2/14	700,000	700,000
0.07%, 7/8/14	2,000,000	2,000,000
		2,700,000
MICHIGAN — 9.7%
Board of Trustees Michigan State University, TECP
0.09%, 5/2/14	2,800,000	2,800,000
Michigan State, HFA, TECP
0.07%, 5/15/14	2,400,000	2,400,000
		5,200,000

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MINNESOTA — 6.6%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.11%, 5/1/14 (A)	$1,000,000	$1,000,000
University of Minnesota, TECP
0.09%, 6/3/14	2,500,000	2,500,000
		3,500,000
MISSOURI — 1.7%
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: Bank of Montreal)
0.10%, 5/7/14 (A)	930,000	930,000
NEW MEXICO — 2.0%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 5/1/14 (A)	1,050,000	1,050,000
NEW YORK — 11.6%
Long Island, Power Authority, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 5/1/14 (A)	400,000	400,000
New York State, Liberty Development, RB
0.15%, 3/19/15 (A)	1,500,000	1,500,000
New York State, Power Authority, GO, (LIQ: Bank of Nova Scotia)
0.10%, 9/1/14 (A)	2,000,000	2,000,000
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.08%, 5/1/14 (A)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.06%, 5/1/14 (A)	300,000	300,000
		6,200,000
PENNSYLVANIA — 1.9%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS — 15.2%
Dallas Area Transit, TECP
0.09%, 5/22/14	$1,700,000	$1,700,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/1/14 (A)	650,000	650,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 5/1/14 (A) (B)	1,000,000	1,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.08%, 5/1/14 (A)	400,000	400,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.12%, 5/7/14 (A)	1,000,000	1,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.10%, 5/7/14 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 5/7/14 (A)	400,000	400,000
Texas A and M University, Permanent University Fund, RB
3.00%, 7/1/14	300,000	301,433
University of Texas, TECP
0.09%, 6/16/14	2,200,000	2,200,000
		8,151,433
UTAH — 3.0%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank N.A.)
0.10%, 5/1/14 (A)	1,600,000	1,600,000

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
VIRGINIA — 5.7%
Norfolk, IDA, TECP
0.09%, 7/8/14	$2,500,000	$2,500,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.16%, 5/7/14 (A) (C)	200,000	200,000
University of Virginia, TECP
0.09%, 5/7/14	300,000	300,000
		3,000,000
WASHINGTON — 2.1%
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank N.A.)
0.15%, 5/1/14 (A)	510,000	510,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.14%, 5/1/14 (A) (C)	600,000	600,000
		1,110,000
WISCONSIN — 6.0%
Wisconsin State, TECP, (LIQ: BNY Mellon)
0.08%, 6/4/14	2,731,000	2,731,000
0.07%, 6/18/14	469,000	469,000
		3,200,000
WYOMING — 2.8%
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.05%, 5/1/14 (A)	1,500,000	1,500,000
TOTAL MUNICIPAL OBLIGATIONS		53,749,402
TOTAL INVESTMENTS (Cost $53,749,402) — 100.5%		53,749,402
OTHER ASSETS AND LIABILITIES, NET — (0.5)%		(261,291)
NET ASSETS — 100.0%		$53,488,111

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2014. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2014, these securities amounted to $1,000,000 or 1.87% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

EFA — Educational Facilities Authority

GO — General Obligation

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFH — Multi-Family Housing

N.A. — National Association

NYC — New York City

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 72.1%
FANNIE MAE — 1.1%
1.13%, 6/27/14 (B)	$6,975,000	$6,985,961
0.88%, 8/28/14 (B)	880,000	882,134
4.63%, 10/15/14 (B)	1,791,000	1,827,557
		9,695,652
FANNIE MAE, DISCOUNT NOTE — 15.4%
0.07%, 5/7/14 (A) (B)	55,000,000	54,999,358
0.06%, 5/21/14 (A) (B)	25,000,000	24,999,194
0.06%, 6/18/14 (A) (B)	25,000,000	24,998,000
0.08%, 8/25/14 (B)	25,000,000	24,993,556
0.07%, 10/8/14 (A) (B)	12,500,000	12,496,389
		142,486,497
FEDERAL FARM CREDIT BANK — 17.9%
0.25%, 5/1/14 to 6/4/14	41,150,000	41,153,036
0.04%, 5/12/14 to 5/13/14	75,000,000	74,999,056
0.20%, 5/13/14	8,500,000	8,500,450
0.15%, 6/24/14	20,270,000	20,271,637
0.16%, 9/3/14 to 11/4/14	20,000,000	19,999,220
		164,923,399
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 2.4%
0.05%, 6/2/14	12,500,000	12,499,445
0.07%, 8/25/14 (A)	10,000,000	9,997,744
		22,497,189
FEDERAL HOME LOAN BANK — 6.8%
0.13%, 7/25/14 to 4/14/15	13,200,000	13,200,089
0.10%, 8/6/14	30,000,000	29,999,139
0.25%, 1/16/15	20,000,000	20,019,565
		63,218,793
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 22.8%
0.10%, 5/2/14 (A)	20,000,000	19,999,944
0.10%, 5/9/14 (A)	25,000,000	24,999,472
0.06%, 5/12/14 to 6/27/14 (A)	100,000,000	99,992,417
0.12%, 5/28/14 (A)	30,000,000	29,997,413
0.05%, 7/23/14 (A)	10,000,000	9,998,847
0.09%, 9/24/14 (A)	25,000,000	24,991,129
		209,979,222
FREDDIE MAC — 1.6%
0.09%, 6/4/14 (A) (B)	10,000,000	9,999,150
1.00%, 7/30/14 (B)	4,595,000	4,604,837
		14,603,987
FREDDIE MAC, DISCOUNT NOTE — 4.1%
0.09%, 5/6/14 (A) (B)	20,000,000	19,999,750
0.09%, 9/2/14 (A) (B)	10,000,000	9,997,072
0.07%, 9/16/14 (B)	7,500,000	7,498,131
		37,494,953
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		664,899,692

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Note
2.13%, 11/30/14	$10,000,000	$10,117,690
TOTAL U.S. TREASURY OBLIGATION		10,117,690
REPURCHASE AGREEMENTS — 26.8%
Bank of Montreal
0.03% dated 4/30/14, due 5/1/14 in the amount of $62,049,052, fully collateralized by various U.S. Treasury obligations, par value $4,319,300 – $55,182,200, coupon 1.375%, maturity range 1/15/20 – 2/15/44, value $63,290,103	62,049,000	62,049,000
Bank of Nova Scotia
0.05% dated 4/30/14, due 5/1/14 in the amount of $180,000,250, fully collateralized by various U.S. Treasury obligations, par value $20,066,200 – $45,711,600, coupon range 0.25% – 3.375%, maturity range 9/30/14 – 4/30/21, value $183,600,341	180,000,000	180,000,000
RBC Capital Markets
0.02% dated 4/30/14, due 5/1/14 in the amount of $5,000,003, fully collateralized by a $3,608,900 U.S. Treasury obligation, coupon 8.75%, maturity 8/15/20, value $5,100,086	5,000,000	5,000,000
TOTAL REPURCHASE AGREEMENTS		247,049,000
TOTAL INVESTMENTS (Cost $922,066,382) — 100.0%		922,066,382
OTHER ASSETS AND LIABILITIES, NET — 0.0%		169,862
NET ASSETS — 100.0%		$922,236,244
(A)	The rate shown is the effective yield at time of purchase.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

Please see accompanying notes to financial statements.

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
April 30, 2014 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 45.7%
U.S. Treasury Bills
0.03%, 5/8/14 (A)	$30,000,000	$29,999,851
0.04%, 6/26/14 (A)	50,000,000	49,997,200
0.05%, 7/24/14 (A)	40,000,000	39,995,007
0.06%, 8/14/14 (A)	50,000,000	49,991,775
0.05%, 8/21/14 (A)	30,000,000	29,995,800
0.04%, 10/23/14 (A)	25,000,000	24,995,260
		224,974,893
U.S. Treasury Note
2.13%, 11/30/14	20,000,000	20,235,380
TOTAL U.S. TREASURY OBLIGATIONS		245,210,273
REPURCHASE AGREEMENTS — 54.3%
Bank of Montreal
0.03% dated 4/30/14, due 5/1/14 in the amount of $90,957,076, fully collateralized by various U.S. Treasury obligations, par value $10,249,300 – $26,642,700, coupon range 1.375% – 3.125%, maturity range 1/15/20 – 2/15/44, value $92,773,172	90,954,000	90,954,000
Bank of Nova Scotia
0.05% dated 4/30/14, due 5/1/14 in the amount of $125,000,174, fully collateralized by various U.S. Treasury obligations, par value $1,549,000 – $45,530,400, coupon range 0.25% – 8.125%, maturity range 2/29/16 – 2/15/44, value $127,500,250	125,000,000	125,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
RBC Capital Markets
0.02% dated 4/30/14, due 5/1/14 in the amount of $75,000,042, fully collateralized by various U.S. Treasury obligations, par value $895,000 – $27,670,000, coupon range 0.00% – 8.125%, maturity range 2/5/15 – 5/15/37, value $76,500,023	$75,000,000	$75,000,000
TOTAL REPURCHASE AGREEMENTS		290,954,000
TOTAL INVESTMENTS (Cost $536,164,273) — 100.0%		536,164,273
OTHER ASSETS AND LIABILITIES, NET — 0.0%		147,735
NET ASSETS — 100.0%		$536,312,008
(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2014 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Fund, and TDAM USA, Inc. (the “Investment Manager”), at a meeting held on March 27, 2014. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board requested and received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Fund and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund and class compared to a peer group of funds; (iii) information on the profitability of the Investment Manager, with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and the services provided under the Agreement.

The matters discussed below were considered by the Board. During the Meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. Among other information, the Board considered data on fees and expenses and performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Fund. The Board also considered updated performance information provided to it by the Investment Manager at the Meeting.

Fees and Expenses

The Board, including the Independent Directors, compared the proposed fees and expense ratios of each Fund and class (before and after any proposed fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Fund for its most recent fiscal year, the investment management fee rate of each Fund, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of the investment management fee rate: (a) after waivers of each of (i) the Institutional Class of the TDAM Institutional Money Market Fund, (ii) the Institutional Service Class of the TDAM Institutional Municipal Money Market Fund, (iii) the Institutional Class, Institutional Service Class and Commercial Class of the TDAM Institutional U.S. Government Fund and (iv) the Institutional Service Class and Commercial Class of the TDAM Institutional Treasury Obligations Money Market Fund which was, in each case, the same as the median investment management fee rate after waivers of its respective peer group; and (b) both before and after waivers of each of the Institutional Service Class and Commercial Class of the TDAM Institutional Money Market Fund, which were the same as the median investment management fee rates before and after waivers, respectively, of its respective peer group.

The Board noted that each class’ total gross expense ratio and total net expense ratio was at or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of the total gross expense ratio of the Institutional Class of the TDAM Institutional Money Market Fund, which was above the median total gross expense ratio of its peer group.

The Board noted the contractual and voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Funds, including to support such Portfolios’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager.

35

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of each of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services, and, the quality of its administrative and other services and its ability to oversee and supervise service providers of the Funds. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Funds and noted that such staff was sufficient to ensure a high level of quality service that comply with client investment policies and restrictions; and the financial condition and operational stability of the Investment Manager.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates and the Sub-Adviser.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Fund, as well as the performance of a group of comparable funds selected by the Investment Manager. The Board noted that the one-year and three-year performance returns of each of the Funds were above or the same as the median of its respective peer group, except for the one-year performance return of the Institutional Class of the TDAM Institutional Money Market Fund, which was slightly lower than its peer group. The Board further noted the five-year and ten-year performance returns each of the Funds were below or the same as the median of its respective peer group. In addition, the Board observed that, in many instances where a Fund underperformed its peer group, it had only slightly underperformed. The Board also observed that the conservative approach in which the Funds were being managed, with an emphasis on safety and liquidity, contributed to the relatively lower performance of the Funds. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Funds. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Funds and concluded that the amount of profits was not unreasonable in light of the services provided to the Funds.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each Fund grows. The Board concluded that potential economies of scale

36

were passed on to the Fund shareholders in the form of breakpoints to the advisory fee rate. With respect to each Fund, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board also considered that the Investment Manager may use third-party research obtained by soft dollars generated by certain portfolio transactions to assist itself in managing all or a number of its client accounts. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Fund to approve the Investment Management Agreement for an additional one-year period.

37

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Executive Officers. Directors who are not deemed to be “interested persons’ of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of June 1, 2014.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 61	Chairman of the Board and Director; Chairman of the Nominating/Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since 3/30/09	Executive Vice Chairman of Kennedy Wilson, International (real estate), since 2009; Senior Advisor, Stonepoint Capital 2008 – 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private equity investment firm) since 2004; Managing Director, Head of Private Wealth Management for Morgan Stanley, 2006 through 2008.	21	Director, Spruce Private Investors since 2012; Director, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. since 2009. President of Christ Church Trustees since 2008; Chairman and Trustee of Whittier College since 1995.
PETER B.M. EBY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 76	Director	Since: 6/6/02	Retired.	21	Director of Leon’s Furniture Limited since May 1977; Director of George Weston Limited since May 2000.
JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee 3/24/11	Consultant, financial services attorney since June 2002; teacher at Empire State College from March 2008 through September 2010; Senior Advisor to New York State Banking Department during 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013, Chair of the Long Range Planning Committee since 2012. Director from 2002 to 2009 and President from 2004 to 2008 of the Allen Bass Fund, Inc.	21	Director and Vice Chairman, Albany Law School Board of Trustees.
LAWRENCE J. TOAL c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 76	Director	Since: 12/12/95	Retired.	21	None.
Interested Director
Barbara F. Palk††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 62	Director	Since: 12/17/10	Senior Vice President — Wholesale Banking TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	21	Director of Ontario Teachers’ Pension Plan Board since 2011; Queens University; Greenwood College School; The Perimeter Institute; The Shaw Festival; The Canadian Coalition for Good Governance; Director, First National Financial Corporation, Board of Crombie REIT since 5/14/14.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2014.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

38

Director and Officers Information
(Unaudited)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
KEVIN LEBLANC c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 51	President and Chief Executive Officer	Since: 12/6/11	Chief Administrative Officer of Epoch Investment Partners since March 2013 and President and Chief Executive Officer of TD Asset Management USA Funds Inc. Previously, Chief Operating Officer of
TD Asset Management Inc. from September 2010 to March 2013; Vice Chair of TD Asset Management since 2007; Officer of The Investment Manager since April 2010 and Chief Operating Officer of The Investment Manager since December 2010.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 50	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.
ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 45	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.
MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 42	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.
CURTIS BARNES c/o Citi Fund Services Ohio, Inc. 100 Summer Street, Suite 1500 Boston, MA 02110 Age: 60	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.
MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	Chief Compliance Officer, Vice President and Assistant Secretary	Since: 6/11/04 (Chief Compliance Officer) and 11/2/99	Since January 2006, Managing Director.
†	The table shows the time period for which each individual has served an Officer. There is no set term of office for Officers.

39

TDAMSAR02

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Kevin LeBlanc, President

Date July 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kevin LeBlanc, President

Kevin LeBlanc, President

Date July 3, 2014

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date July 3, 2014

* Print the name and title of each signing officer under his or her signature.